497(c)
                                                      1940 Act File No. 811-4401

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            CASH RESERVE  PORTFOLIO

                      CLASS X COMMON STOCK (RETAIL SHARES)
                       MINIMUM INITIAL INVESTMENT: $1,000

     The Principal Preservation Cash Reserve Portfolio (the "Portfolio") is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. The Portfolio, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Portfolio invests primarily in domestic money market securities with a weighted average maturity of ninety days or less. The longest maturity will be 397 days. The Portfolio's investment advisor (the "Advisor") is Ziegler Asset Management, Inc.

     The Portfolio offers two classes of shares, Class X Common Stock (the "Retail Shares") and the Class Y Common Stock (the "Institutional Shares") (referred to together as the "Classes"). This Prospectus discusses only Retail Shares. The Portfolio's Institutional Shares are offered by a separate prospectus.

     This Prospectus has information you should know before you decide to purchase Retail Shares of the Portfolio. Please read it carefully and keep it with your investment records. There is a Table of Contents on the next page which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Portfolio.

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     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IF ANYONE TELLS YOU OTHERWISE, THEY ARE COMMITTING A CRIME.


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THE DATE OF THIS PROSPECTUS IS MAY 1, 1999.


                                QUICK REFERENCE


INVESTMENTS, RISKS AND PERFORMANCE SUMMARY :

Investment objectives and risks associated
with the Portfolio                                                3
Performance information                                           3
Fees and expenses                                                 3

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:

How to buy Portfolio shares (including sales
charges and combined purchase programs)                          5
How to redeem Portfolio shares                                   8
How to exchange between Portfolios                              10
How to begin an automatic investment plan                       11
How to begin an automatic withdrawal plan                       11
IRA and other retirement plan programs                          12

PRINCIPAL PRESERVATION PORTFOLIOS' MANAGEMENT:

Investment Advisor                                               5

     INVESTMENTS, RISKS AND PERFORMANCE SUMMARY

     INVESTMENT OBJECTIVE. The Cash Reserve Portfolio seeks to provide investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

     PRINCIPAL INVESTMENT STRATEGIES. The Advisor's principal investment strategies include:

     o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.

     o Investing more than 25% of total assets in the financial services industry.

     o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

     PRINCIPAL INVESTMENT RISKS. The Portfolio is subject to the following principal investment risks:

     o Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

     o Financial Services Exposure. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector. The Portfolio frequently concentrates its investments in this sector.

     o Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

     An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Portfolio.

     PERFORMANCE INFORMATION. The bar chart and table below provide you with information regarding the Portfolio's annual return on its Retail Shares. You should bear in mind that past performance is not an indication of future results.

     The bar chart demonstrates the variability of the annual total returns of the Portfolio for the calendar years indicated. In 1997 and 1995, the Advisor made capital contributions to the Portfolio to offset certain capital losses. The Advisor also waived fees and/or reimbursed expenses to the Portfolio for certain years. Without those contributions, waivers and reimbursements, the returns for those years would have been lower.

                             CASH RESERVE PORTFOLIO

                                           Average Annual
                          Year           Total Return*<F1>
                          1994                 3.64%
                          1995                 5.32%
                          1996                 4.80%
                          1997                 4.78%
                          1998                 4.77%
                         --------------
                         *<F1>As a percent of average net
                              assets.

                         HIGHEST QUARTERLY RETURN
                         1.35%, 2nd Qaurter 1995

                         LOWEST QUARTERLY RETURN
                         0.71%, 1st Qaurter 1994


     The table below shows the average annual total return on the Portfolio's Retail Shares for the periods presented:


PERIOD ENDED DECEMBER 31, 1998          AVERAGE ANNUAL TOTAL RETURN
------------------------------          ----------------------------
One Year                                            4.77%
Five Year                                           4.67%
Since Inception (April 3, 1996)                     4.34%


     The seven-day yield on the Portfolio's Retail Shares as of December 31, 1998 was 4.31%. For current yield information, please call 1-800-926-4600.


     FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

     Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the money market fund. Money market funds pay annual operating expenses out of their assets. Therefore operating expenses reduce your total return.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Retail Shares of the Portfolio.


SHAREHOLDER FEES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)
Sales Charge (Load) Imposed on Purchases and
  reinvested distributions                                        None
Redemption Fees(1)<F2>                                            None
Exchange Fee                                                     $5.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(2)<F3>
Management Fee                                                   0.20%
Distribution (12b-1) Fees                                        0.15%
Other Expenses:
Shareholder Servicing Agent Fees                       0.25%
Administrative Fees                                    0.15%
Other Fees                                             0.21%
                                                      ------
Total Other Expenses                                             0.61%
                                                                 -----
Annual Fund Operating Expenses                                   0.96%
                                                                 =====
---------------------

(1)<F2> We charge investors a wire redemption fee, which is currently $12.00 per wire. Also, there is a $10.00 service fee for redemptions of less than $250 made by check.

(2)<F3> The percentages expressing annual operating expenses are based on amounts actually incurred during the year ended December 31, 1998. For the year, the Advisor voluntarily waived administrative fees. Giving effect to this waiver, "Administrative Fees," "Other Fees" and "Annual Fund Operating Expenses" were 0.08%, 0.54% and 0.89%, respectively.
        The Advisor presently plans voluntarily to waive fees at a comparable level for the current fiscal year. However, this is a voluntary action which the Advisor may discontinue at any time.


     The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other money market funds.

     The example assumes that you invest $10,000 in Retail Shares of Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example if for comparison purposes only. Actual returns and costs may be higher or lower.

         AFTER 1 YEAR    AFTER 3 YEARS    AFTER 5 YEARS   AFTER 10 YEARS
         ------------    -------------    -------------   --------------
             $98             $306             $531            $1,178

     If you wish to review historical financial information about the Portfolio, please refer to the section of this Prospectus captioned "Financial Highlights."


                      INVESTMENT OBJECTIVES AND STRATEGIES


GENERAL INFORMATION

     The Portfolio was established in 1993 with a single class of common stock. Initially the Portfolio operated as a retail spoke of a two-tiered, master/feeder structure. Effective January 1, 1996, the Portfolio was restructured with its present two Classes. Each outstanding share of the Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a Retail Share (the "Reorganization").

INVESTMENT OBJECTIVE

     The Portfolio seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

INVESTMENT STRATEGIES

     To achieve its investment objective, the Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements and high quality domestic commercial paper an other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Portfolio may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

     The Portfolio may invest more than 25% of its total assets in obligations of domestic branches of domestic banks.

     In buying and selling securities for the Portfolio, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. The Advisor stresses maintaining a stable $1.00 share price, liquidity and income.

     The Board of Directors of Principal Preservation has established minimum credit standards governing the securities that the Portfolio may purchase.
Among other requirements, the Portfolio's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, are determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Portfolio will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Portfolio may invest include Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bank Watch, Inc.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

     Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial papers and U.S. Government securities.

     U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

     A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

INVESTMENT RISKS

      Many factors affect the Portfolio's performance. The Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Portfolio to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Portfolio's investments could cause the Portfolio's share price to decrease. It is important to note that neither the Portfolio's share prices nor its yield are guaranteed by the U.S. Government.

     The following factors may significantly affect the Portfolio's performance:

     Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

     Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.


                                   MANAGEMENT

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc. ("ZAMI" or the "Advisor") is the investment Advisor for the Portfolio. In addition to the Portfolio, ZAMI privately manages numerous customer advisory accounts. On January 1, 1999, ZAMI managed approximately $1.3 billion in assets on a discretionary basis. B.C. Ziegler and Company ("Ziegler"), an affiliate of ZAMI, serves as distributor, accounting/pricing agent, transfer and dividend disbursing agent, administrative servicing agent and shareholder servicing agent for the Portfolio. Ziegler has been engaged in the underwriting of debt securities for approximately 80 years. Ziegler and ZAMI are each wholly-owned subsidiaries of The Ziegler Companies, Inc., a publicly owned financial services holding company. Ziegler and ZAMI are each headquartered at 215 North Main Street, West Bend, Wisconsin 53095.

     ZAMI provides the Portfolio with overall investment advisory services, and Ziegler provides administrative services and other back room operations. For 1998, the Portfolio paid $329,759 (or 0.20% of the Portfolio's average net assets) in advisory fees to ZAMI. ZAMI voluntarily reimbursed $102,246 in expenses (or 0.07% of the Portfolio's average net assets).


                               PURCHASING SHARES

GENERAL INFORMATION

     You may buy Retail Shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by Ziegler.

MINIMUM PURCHASE AMOUNTS

     The Portfolio has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Portfolio control its operating expenses. The Portfolio incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Portfolio accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Portfolio for various types of investors.



                                    MINIMUM INITIAL      MINIMUM ADDITIONAL
TYPE OF INVESTOR                   INVESTMENT AMOUNT  INVESTMENT AMOUNT(1)<F4>
----------------                   -----------------  ------------------------
All investors, except special           $1,000                 $50
  investors listed below
Purchases through Systematic              $100                $100(2)<F5>
  Purchase Plans (see "Shareholder
  Services - Systematic Purchase Plan")
--------------------------

(1)<F4> There is no minimum additional investment requirement for purchases of shares of the Portfolio if: (I) the purchase is made in connection with an exchange from another mutual fund within the Principal Preservation family of funds (see "Redeeming and Exchanging Shares - Exchanging Shares"); (ii) reinvestment of distributions received from another mutual fund within the Principal Preservation family of funds or from various unit investment trusts sponsored by Ziegler; (iii) the reinvestment of interest and/or principal payments on bonds issued by Ziegler Mortgage Securities, Inc. II; (iv) reinvestment of interest payments on bonds underwritten by Ziegler; and contributions for various retirement plans.

(2)<F5> The minimum subsequent monthly investment under a Systematic Purchase Plan is $50 for accounts with balances of $1,000 or more.


DISTRIBUTION AND DISTRIBUTION EXPENSES

     The Portfolio is authorized under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act to use a portion of its assets to finance certain activities relating to the distribution of its Retail Shares to investors. Because the Portfolio pays these fees on an ongoing basis out of the portion of its assets attributable to Retail Shares, over time these fees will increase the cost of your investment.

     The Plan permits the Portfolio to reimburse the Distributor for expenditures it incurs in connection with the distribution of Retail Shares to investors. These payments include, but are not limited to, trail commissions to the Distributor and Selected Dealers and costs and expenses that the Distributor incurs for advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan and performing other promotional or administrative activities. The Portfolio also may make payments under the Plan to reimburse the Distributor for its overhead expenses related to distribution of the Portfolio's shares. The Plan does not allow the Portfolio to reimburse the Distributor for expenses from past fiscal years or in contemplation of expenses for future fiscal years.

     Under the Plan, the Portfolio assesses a distribution fee of up to 0.15 of 1% of the portion of the Portfolio's average daily net assets attributable to its Retail Shares. The Portfolio uses this fee to reimburse the Distributor for the distribution services described above. The Plan continues in effect, if not sooner terminated, for successive one-year periods, provided that its continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons of the Advisor or the Distributor.

METHODS FOR PURCHASING SHARES

     You must pay for shares of the Portfolio in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for fifteen days or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by Principal Preservation.

     We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent, the Distributor, a Selected Dealer or certain other financial services firms that Principal Preservation has appointed as agents for the purpose of accepting share purchase and redemption orders. The Portfolio pays each shareholder servicing agent a fee at the annual rate of 0.25 of 1% of the average net asset value of Retail Shares that investors purchase and hold through the agent. This fee compensates the shareholder servicing agent for the sub-accounting, sub-transfer agent and other shareholder services they provide to their clients on behalf of the Portfolio. This shareholder servicing agent fee is in lieu of annual transfer agent fees (presently $16.00 per shareholder account) that the Portfolio would pay if the shareholder servicing agent's clients held their accounts directly with the Portfolio's Transfer Agent.

     If your purchase order is received prior to the close of trading on the New York Stock Exchange, we will invest it at the net asset value computed for the Portfolio on that day. If your order is received after the close of trading on the New York Stock Exchange, we will invest it at the net asset value determined for the Portfolio as of the close of trading on the New York Stock Exchange on the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

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METHOD                             TO OPEN A NEW ACCOUNT                             TO ADD TO AN EXISTING ACCOUNT
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BY MAIL OR PERSONAL DELIVERY       1.Complete the Account Application included in    1.Complete the Additional Investment form
                                     this prospectus.                                  included with your account statement.
Personally deliver or send by                                                          Alternatively, you may write a note
First Class or Express Mail or     2.Make your check or money order payable to:        indicating your account number.
Private Delivery Service to:         "Principal Preservation."
                                                                                     2.Make your check payable to "Principal
Principal Preservation               Note: The amount of your purchase must meet       Preservation."
215 N. Main Street                   ----
West Bend WI 53095                   the applicable minimum initial investment       3.Personally deliver or mail the Additional
                                     account.See "Purchasing Shares - Minimum          Investment Form (or note) and your check
                                     Purchase Amounts."                                or money order.

                                   3.Personally deliver or mail the completed
                                     Account Application and your check or
                                     money order.
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AUTOMATICALLY                      Not Applicable                                    USE ONE OF PRINCIPAL PRESERVATION'S AUTOMATIC
                                                                                     INVESTMENT PROGRAMS.  Sign up for these
                                                                                     services when you open your account, or call
                                                                                     1-800-826-4600 for instructions on how to add
                                                                                     them to your existing account.

                                                                                     SYSTEMATIC PURCHASE PLAN.  Make regular,
                                                                                     systematic investments into your Principal
                                                                                     Preservation account(s) from your bank checking
                                                                                     or NOW account.  See "Shareholder Services -
                                                                                     Systematic Purchase Plan."

                                                                                     AUTOMATIC DIVIDEND REINVESTMENT.  Unless you
                                                                                     choose otherwise, all of your dividends and
                                                                                     capital gain distributions automatically will
                                                                                     be reinvested in additional Portfolio shares.
                                                                                     You also may elect to have your dividends and
                                                                                     capital gain distributions automatically
                                                                                     invested in shares of another Principal
                                                                                     Preservation mutual fund.
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TELEPHONE                          BY EXCHANGE                                       BY EXCHANGE

1-800-826-4600                    Call to establish a new account by exchanging      Add to an account by exchanging funds from
                                  funds from an existing Principal Preservation      another Principal Preservation account.  See
                                  account.  See "Exchanging Shares."                 "Exchanging Shares."
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FINANCIAL SERVICES FIRMS           You may purchase shares in a Portfolio through    You may purchase additional shares in a
                                   a broker-dealer or other financial service        Portfolio through a broker-dealer or other
                                   firm that may charge a transaction fee.           financial services firm that may charge a
                                                                                     transaction fee.
                                   Principal Preservation may accept requests to
                                   purchase shares into a broker-dealer street       Principal Preservation may accept requests to
                                   name account only from the broker-dealer.         purchase additional shares into a broker-dealer
                                                                                     street name account only from the broker-
                                                                                     dealer.
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                                REDEEMING SHARES

GENERAL INFORMATION

     You may redeem any or all of your shares as described below on any day Principal Preservation is open for business. The Portfolio redeems shares at net asset value. If your redemption order is received prior to the close of the New York Stock Exchange, the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the close of trading on the next New York Stock Exchange trading day.

REDEMPTIONS

     The following table describes different ways that you may redeem your shares, and the steps you should follow.


METHOD                        STEPS TO FOLLOW
------                        ---------------
BY TELEPHONE                  You may use Principal Preservation's Telephone
1-800-826-4600                Redemption Privilege to redeem shares valued at
                              less than $50,000, unless you have notified the Transfer Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer
                              Agent's records. However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.

                              Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL To redeem shares by mail, send the following information to the Transfer Agent:
Address to:
-----------                     o   A written request for redemption signed by
Principal Preservation              the registered owner(s) of the shares,
215 N. Main Street                  exactly as the account is registered,
West Bend WI 53095                  together with the shareholder's account
                                    number;

                                o The stock certificates for the shares being redeemed, if any;

                                o   Any required signature guarantees (see
                                    "Other Information About Redemptions"
                                    below); and

                                o   Any additional documents which might be
                                    required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                              The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

SYSTEMATIC WITHDRAWAL PLAN    You can set up an automatic systematic withdrawal
                              plan from any of your Principal Preservation accounts. To establish the systematic withdrawal plan, complete the appropriate section of the Account Application or call, write or stop by Principal Preservation and request a Systematic
                              Withdrawal Plan Application Form and complete, sign and return the Form to Principal
                              Preservation.  See "Shareholder Services -
                              Systematic Withdrawal Plan."

FINANCIAL SERVICES FIRMS      You also may redeem shares through broker-dealers,
                              financial advisory firms and other financial institutions, which may charge a commission or other transaction fee in connection with the redemption.

CHECKWRITING                  Upon request, you will be provided with checks to
                              be drawn on the Portfolio ("Redemption Checks").
                              Redemption checks may be written for amounts up to $500,000. There is a $10.00 service fee for each check under $250.

RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD                        STEPS TO FOLLOW
------                        ---------------
BY MAIL                       The Transfer Agent mails checks for redemption
                              proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS

     TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize Ziegler, as Principal Preservation's transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, Principal Preservation nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

     SIGNATURE GUARANTEES. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; and (4) requests to transfer the registration of shares to another owner. Principal Preservation may waive these requirements in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     CHECKWRITING. When a redemption check is presented for payment, the Portfolio will redeem a sufficient number of full and fractional shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from Principal Preservation.
Please do not attempt to use redemption checks to close your account. Principal Preservation may modify or terminate this privilege at any time. Redemption checks may not be available through agents other than Ziegler. In addition, these agents may impose other fees and minimum balance requirements as a condition to checkwriting privileges. With the approval, minimum amount requirements for redemption checks may vary.

     Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Portfolio receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

     Your Agent or the Portfolio may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

     CLOSING SMALL ACCOUNTS. If, due to redemption, your account in the Portfolio drops below $500 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more.

     SUSPENSION OF REDEMPTIONS. Principal Preservation may suspend the right to redeem shares of the Portfolio for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize the Portfolio to make redemption payments in securities or other property of the Portfolio. However, the Portfolio will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. If the Portfolio delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Portfolio's net asset value per share. You would incur brokerage costs when you sell any securities that the Portfolio distributes to you in this fashion.
                               EXCHANGING SHARES

GENERAL INFORMATION

     Provided you meet the minimum investment requirement applicable to the Portfolio, you may exchange Retail Shares of the Portfolio for front-end load shares (Class A shares) of any other Principal Preservation mutual fund in any state where the exchange legally may be made. Before engaging in any exchange, you should obtain from Principal Preservation and read the current prospectus for the mutual fund into which you intend to exchange. Principal Preservation charges a $5.00 administrative fee for all exchanges.

     An exchange of shares is considered a redemption of the shares of the Principal Preservation mutual fund from which you are exchanging, and a purchase
                                  -----------
of shares of the Principal Preservation mutual fund into which you are
                                                   ----------
exchanging. Accordingly, you must comply with all of the conditions on redemptions for the shares being exchanged, and with all of the conditions on purchases for the shares you receive in the exchange. Moreover, for tax purposes you will be considered to have sold the shares exchanged, and you will realize a gain or loss for federal income tax purposes on that sale.

SALES CHARGES APPLICABLE TO EXCHANGES

     The standard front-end sales charge applicable to purchases of shares of the Principal Preservation mutual fund into which the exchange is being made (as disclosed in the then current prospectus for that Principal Preservation mutual fund) will be charged in connection with the exchange, less any front-end sales charge you previously paid with respect to the shares being exchanged, if any. However, if the shares you are exchanging represent an investment held for at least six continuous months in any one or more Principal Preservation mutual funds, then Principal Preservation will not charge any additional front-end sales charge in connection with the exchange.

RULES AND REQUIREMENTS FOR EXCHANGES

     GENERAL. In order to effect an exchange on a particular business day, Principal Preservation must receive your exchange order in good form no later than 3:00 p.m. Eastern Time. Principal Preservation may amend, suspend or revoke this exchange privilege at any time, but will provide you with at least 60 days' prior notice of any change that adversely affects your rights under this exchange privilege.

     An excessive number of exchanges may be disadvantageous to Principal Preservation. Principal Preservation may terminate the exchange privilege of any shareholder who makes more than three exchanges in any twelve consecutive month period or who makes more than one exchange during any calendar quarter.

     The following additional rules and requirements apply to all exchanges:

      o The shares you receive in the exchange must be of the same Class as the shares you are exchanging, except that Retail Shares of the Portfolio may be exchanged for front-end load shares (Class A shares) of any Principal Preservation mutual fund and vice versa.

      o The account into which you wish to exchange must be identical to the account from which you are exchanging (meaning the account into which you are exchanging must be of the same type as the account from which you are exchanging, and the registered owner(s) of the account into which you are exchanging must have the same name(s), address and taxpayer identification or social security number as the registered owner(s) on the account from which you are exchanging).

      o The amount of your exchange must meet the minimum initial or minimum additional investment amount of the Principal Preservation mutual fund into which you are exchanging.

      o If the shares you are exchanging are represented by a share certificate, you must sign the certificate(s), have your signature guaranteed and return the certificate(s) with your Exchange Authorization Form.

     METHODS FOR EXCHANGING SHARES. Set forth below is a description of the different ways you can exchange shares of Principal Preservation mutual funds and procedures you should follow when doing so.

METHOD                        STEPS TO FOLLOW
------                        ---------------
BY MAIL OR PERSONAL DELIVERY  Mail your exchange order to Principal
                              Preservation.
Personally deliver or send
by first class or express     Please Note: Principal Preservation must receive
mail or private delivery      ------------
addressed to:                 your exchange order no later than 3:00 p.m.
                              Eastern Time in order to effect an exchange on
Principal Preservation,       that business day.
215 N. Main Street,
West Bend, WI 53095

BY TELEPHONE                  You automatically receive telephone exchange
                              privileges when you open your account.  To decline
1-800-826-4600                the telephone exchange privilege, you must check
                              the appropriate box on the Application Form when you open your account.

                              Call Principal Preservation to order the desired exchange and, if required, to establish a new account for the Principal Preservation mutual fund into which you wish to exchange.

                              Telephone exchanges are not available if you have certificated shares.

FINANCIAL SERVICES FIRMS      You may exchange shares through your broker-dealer
                              or other financial services firm, which may charge a transaction fee.

                              SHAREHOLDER SERVICES

     Principal Preservation offers a number of shareholder services designed to facilitate investment in Portfolio shares. Full details of each of the services, copies of the various plans described below and instructions as to how to participate in the various services or plans can be obtained by calling Principal Preservation at 1-800-826-4600.

     SYSTEMATIC PURCHASE PLAN. You may establish a Systematic Purchase Plan ("SPP") at any time with a minimum initial investment of $100 and minimum subsequent monthly investments of $100. The minimum subsequent monthly investment is reduced to $50 for IRAs, Keogh plans, self-directed retirement plan accounts and custodial accounts under the Uniform Gifts/Transfers to Minors Act until your account balance reaches $500, after which the minimum reduces to $25. The minimum subsequent investment is $50 for all other accounts with balances of $1,000 or more.

     By participating in the SPP, you may automatically make purchases of Portfolio shares on a regular, convenient basis. Under the SPP, your bank or other financial institution honors preauthorized debits of a selected amount drawn on your account each month and applied to the purchase of Principal Preservation shares. You can implement the SPP with any financial institution that will accept the debits. There is no service fee for participating in the SPP. You can obtain an application and instructions on establishing the SPP from your registered representative, the Distributor or Principal Preservation.

     SYSTEMATIC WITHDRAWAL PLAN. You may establish a systematic withdrawal plan if you own or purchase shares having a current offering price value of at least $10,000 in the Portfolio (except no such minimum applies for distributions from an IRA). The systematic withdrawal plan involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. The minimum amount you may receive under a systematic withdrawal plan is $150 per month. The minimum investment that the Portfolio will accept while a withdrawal plan is in effect is $1,000. You may terminate your systematic withdrawal plan at any time by written notice to Principal Preservation or the Transfer Agent.

     REINVESTMENT OF DISTRIBUTIONS OR INTEREST PAYMENTS. Unit holders of Ziegler-sponsored unit investment trusts, holders of Ziegler Mortgage Securities, Inc. II bonds and holders of bonds underwritten by Ziegler may purchase shares of the Portfolio by automatically reinvesting distributions from their unit investment trust, reinvesting principal or interest from their Ziegler Mortgage Securities, Inc. II bonds, or reinvesting interest from the bonds underwritten by Ziegler, as the case may be. Unit holders and bondholders desiring to participate in this plan should contact the Distributor for further information.

     TAX-SHELTERED RETIREMENT PLANS. You may purchase shares of the Portfolio through any of the following tax-sheltered plans: (1) Individual Retirement Accounts (including Education IRAs, Roth IRAs, Simplified Employee Pension Plan Accounts (SEP-IRAs) and Savings Incentive Match Plan for Employees Accounts (SIMPLE-IRAs)); (2) Keogh plans; (3) 401(k) Plans; and (4) 403(b) Plans for employees of most nonprofit organizations. You can obtain detailed information concerning these plans, prototype plans and related information from the Distributor. You should carefully review and consider the plans and related information with your tax or financial adviser.


                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     The Portfolio sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. For this purpose, the Portfolio values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by Principal Preservation's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of 12:00 noon (Eastern Time) on each business day.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENT

     The Portfolio earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Portfolio may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Portfolio consist primarily of dividends. The Portfolio normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Portfolio automatically will reinvest your dividends in additional shares of the Portfolio.

     Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

TAX CONSEQUENCES

     Distributions you receive from the Portfolio are subject to federal income tax, and may also be subject to state or local taxes. The dividends that the Portfolio pays from its taxable net investment income and the distributions that the Portfolio makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Portfolio. The Portfolio does not expect that it will have any long-term capital gains, and thus does not contemplate paying distributions that would be taxable to you as long-term capital gains.

     The Portfolio will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Portfolio under tax laws applicable to you. In particular, because the Portfolio invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Portfolio pays to you which represent interest that the Portfolio earns on its U.S. Government securities.

     Any taxable distributions you receive from the Portfolio will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.

YEAR 2000 COMPLIANCE

     Many currently installed computer systems and software products used by businesses worldwide will need to be upgraded to accept four digit entries to distinguish 21st century dates from 20th century dates. Significant uncertainty exists concerning the potential costs and effectiveness of efforts to achieve "Year 2000" compliance, and the possible consequences of failure.

     Year 2000 issues potentially could affect the Portfolio in a number of ways. For example, the Portfolio relies on service providers for such critical daily operations as pricing (including both external pricing services that provide market quotes and the pricing agent that calculates the Portfolio's net asset value), custody, selection of portfolio securities, tracking of purchases and sales of portfolio securities in automated systems, transfer agent functions (including purchases and redemptions of Portfolio shares, opening and closing of shareholder accounts, calculating and recording automatic investments and dividend and capital gain reinvestment, etc.), and the like. The Year 2000 problem in an automated system used to provide these services could affect the ability of the service provider to render the service or could corrupt the integrity of the information generated and transactions recorded in the provision of these services. Such developments could materially impair the ability of the Portfolio to conduct day-to-day operations.

     Also, governmental agencies and private enterprises that issue or insure money market instruments owned by the Portfolio face Year 2000 risks. They could experience disruptions or failures of their own internal automated systems or those of the customers, vendors and service providers on which their businesses and day-to-day operations rely. These developments could adversely affect the price of such an issuer's securities and/or the ability of such an issuer to make interest and principal or dividend payments on its securities.
If a significant number of issuers of securities held by the Portfolio were to experience such difficulties, the value of the Portfolio's shares could decline.

     Principal Preservation is assessing its exposure from Year 2000 issues. Ziegler and Firstar Trust Company have assured Principal Preservation that they have taken reasonable steps designed to assure that the pricing, custodial and transfer agent services provide to the Portfolio will not be disrupted or otherwise affected by Year 2000 issues. These steps include extensive diagnosis of systems to identify Year 2000 problems, the correction and upgrading of the systems to eliminate those problems, and the testing of the corrections and upgrades to assure resolution of the problem. While those firms are incurring costs in these efforts, they have advised Principal Preservation that they do not anticipate that they will find it necessary to increase fees for their services solely to recover these costs.

     The Advisor has taken appropriate steps to consider how Year 2000 issues will affect its ability to render investment advisory and administrative services to the Portfolio, and to resolve those issues. Based on periodic reports that the Advisor makes to Principal Preservation's Board of Directors, the Board of Directors believes that the Advisor will achieve Year 2000 compliance sufficient to enable it to provide uninterrupted investment management and administrative services to the Portfolio through December 31, 1999 and beyond. The Advisor also has reported that it is considering Year 2000 readiness as a factor in determining which securities to purchase and sell for the Portfolio. In this regard, the Advisor relies on publicly available information, which may not be complete.

     Principal Preservation's Board of Directors and management will continue to monitor this situation, and will continue to receive periodic reports and updates on the progress being made by the Advisor and the Portfolio's other service providers. Despite the precautions being taken by the Board of Directors and the service providers of the Portfolio, because of the inherent uncertainty of the scope of the Year 2000 readiness issue worldwide (as evidenced by the various levels of severity and catastrophe that have been predicted by numerous "experts" and commentators), Principal Preservation can provide no absolute assurance that it and its service providers will be able to identify all Year 2000 compliance risk faced by the Portfolio, or that the measures they are taking to resolve those issues and the contingency plans they have put in place will succeed in allowing the Portfolio to conduct day-to-day operations across the change to the Year 2000 and to protect the Portfolio from potential economic loss.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Retail Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request.


                                                                          CASH RESERVE PORTFOLIO (RETAIL SHARES)
                                                             ----------------------------------------------------------------
                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------
                                                            1998           1997           1996            1995          1994
                                                            ----           ----           -----           ----          ----
(Selected data for each Retail Share of the Portfolio
outstanding throughout the periods)
Net asset value,  beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00
                                                            -----          -----          -----          -----          -----
Income from  investment  operations:
Net investment income                                        0.05           0.05           0.05           0.05           0.04
Less distributions:
Dividends from net  investment income                      (0.05)         (0.05)         (0.05)          (0.05)        (0.04)
Net asset value,  end of period                             $1.00          $1.00          $1.00          $1.00          $1.00
                                                            =====          =====          =====          =====          =====
Total investment return(A)<F6>                              4.77%          4.80%          4.78%          5.32%          3.64%
Ratios/ supplemental data:
Net assets, end of period (nearest thousand)             $147,995       $122,710        $89,946        $86,590        $52,593
Ratio of net expenses to average net assets(b)<F7>          0.89%          0.86%          0.78%          0.79%          1.05%
Capital Contributions(c)<F8>                                  -0-          0.13%            -0-          0.06%            -0-
Ratio of net investment income to average net assets(b)<F7> 4.65%          4.71%          4.73%          5.23%          3.62%
----------------


Prior to 1996, the assets of the Cash Reserve Portfolio were invested in the Prime Money Market Portfolio ("Prime") of The Prime Portfolios. At the opening of business on January 1, 1996, the assets of Prime were liquidated and transferred to the Principal Preservation Cash Reserve Portfolio ("Portfolio"). At that time, Classes were established for the Cash Reserve Portfolio, Class X (Retail) and Class Y (Institutional). Assets of Prime which previously were attributed to the Portfolio were allocated to the Portfolio's Class X (Retail) shares. Information as of and results for periods ended prior to January 1, 1996 reflect the Portfolio's investments in Prime. Results for the year ended December 31, 1996 and later periods reflect the new dual class structure.

(a)<F6>In 1997, 1995 and 1994, the Adviser and its predecessor made capital contributions to offset losses in securities. Without those capital contributions, the adjusted annualized total returns would have been 4.67%, 5.26% and 1.91% for 1997, 1995 and 1994, respectively.

(b)<F7>Prior to 1996, the ratio reflects the Portfolio's share of Prime's expenses as well as voluntary waivers of fees and expense and reimbursements by Prime's adviser. For the years ended December 31, 1998, 1997 and 1996, the Portfolio's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the annualized ratios of net investment income and expenses to average net assets would have been as follows:

                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------
                                                            1998           1997           1996            1995          1994
                                                            ----           ----           -----           ----          ----

Ratio of expenses to average net assets...                  0.96%          0.94%          0.99%          1.16%          1.32%
Ratio of net investment income to average
  net assets                                                4.58%          4.63%          4.63%          4.86%          3.35%

(c)<F8>For the year ended December 31, 1995, the manner in which capital contributions are presented changed from the prior year as a result of a Securities and Exchange Commission Division of Investment Management letter clarifying the presentation of capital contributions. For the year ended December 31, 1995, capital contributions were presented in the financial statements of both the Portfolio and Prime. Prior to that time, they were shown only in Prime's financial statements.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin 53095

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin 53095

ADMINISTRATOR, DISTRIBUTOR,
ACCOUNTING/PRICING AGENT, AND
TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

CUSTODIAN

     Firstar Trust Company
     777 East Wisconsin Avenue
     Milwaukee, WI 53202

COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                              FOR MORE INFORMATION


     If you have any questions about the Portfolio or would like more information, including a free copy of the Portfolio's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write Principal Preservation at:

          Principal Preservation Portfolios, Inc.
          215 North Main Street
          West Bend, Wisconsin 53095
          (800) 826-4600

     The SAI, which contains more information about the Portfolio, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual Reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Portfolio's performance during the prior fiscal year and six-month fiscal period, respectively.

     To view these documents, along with other related documents, you can visit the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1.800.SEC.0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

     Investment Company Act File No. 811-4401.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            CASH RESERVE  PORTFOLIO

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)
                      MINIMUM INITIAL INVESTMENT:  $50,000

     The Principal Preservation Cash Reserve Portfolio (the "Portfolio") is one of a series of separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds. The Portfolio, a money market fund, seeks to provide investors with a high level of current income consistent with stability of principal and the maintenance of liquidity. The Portfolio invests primarily in domestic money market securities with a weighted average maturity of ninety days or less. The longest maturity will be 397 days. The Portfolio's investment advisor (the "Advisor") is Ziegler Asset Management, Inc.

     The Portfolio offers two classes of shares, Class X Common Stock (the "Retail Shares") and the Class Y Common Stock (the "Institutional Shares") (referred to together as the "Classes"). This Prospectus discusses only Institutional Shares. The Portfolio's Retail Shares are offered by a separate prospectus.

     This Prospectus has information you should know before you decide to purchase Institutional Shares of the Portfolio. Please read it carefully and keep it with your investment records. There is a Table of Contents on the next page which allows you to quickly find information about investment strategies, buying and selling shares and other information about the Portfolio.

===============================================================================

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IF ANYONE TELLS YOU OTHERWISE, THEY ARE COMMITTING A CRIME.

===============================================================================
THE DATE OF THIS PROSPECTUS IS MAY 1, 1999.


                                QUICK REFERENCE


INVESTMENTS, RISKS AND PERFORMANCE SUMMARY :

Investment objectives and risks associated
with the Portfolio                                                    3
Performance information                                               3
Fees and expenses                                                     3

ACCOUNT INFORMATION, SHAREHOLDER SERVICES AND HOW TO BUY OR SELL SHARES:

How to buy Portfolio shares (including sales
charges and combined purchase programs)                               5
How to redeem Portfolio shares                                        7

PRINCIPAL PRESERVATION PORTFOLIOS' MANAGEMENT:

Investment Advisor                                                    5


                   INVESTMENTS, RISKS AND PERFORMANCE SUMMARY

     INVESTMENT OBJECTIVE. The Cash Reserve Portfolio seeks to provide investors with a high a level of current income consistent with the stability of principal and the maintenance of liquidity.

     PRINCIPAL INVESTMENT STRATEGIES. The Advisor's principal investment strategies include:

     o Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements.


     o Investing more than 25% of total assets in the financial services industry.

     o Investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

     PRINCIPAL INVESTMENT RISKS. The Portfolio is subject to the following principal investment risks:

     o Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.

     o Financial Services Exposure. Changes in government regulation or economic downturns can have a significant negative affect on issuers in the financial services sector. The Portfolio frequently concentrates its investments in this sector.

     o Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

     An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Portfolio.

     PERFORMANCE INFORMATION. The bar chart and table below provide you with information regarding the Portfolio's annual return on its Institutional Shares. You should bear in mind that past performance is not an indication of future results.

     The bar chart demonstrates the variability of the annual total returns of the Portfolio for the calendar years indicated. In 1997, the Advisor made capital contributions to the Portfolio to offset certain capital losses. The Advisor also waived fees and/or reimbursed expenses to the Portfolio for certain years. Without those contributions, waivers and reimbursements, the returns for those years would have been lower.

                             CASH RESERVE PORTFOLIO

                                           Average Annual
                          Year           Total Return*<F9>
                          1996                 5.20%
                          1997                 5.21%
                          1998                 5.15%
                         --------------
                         *<F9>As a percent of average net
                              assets.

                         HIGHEST QUARTERLY RETURN
                         1.31%, 4th Qaurter 1997

                         LOWEST QUARTERLY RETURN
                         1.19%, 4th Qaurter 1998

     The table below shows the average annual total return on the Portfolio's Institutional Shares for the periods presented:


PERIOD ENDED DECEMBER 31, 1998          AVERAGE ANNUAL TOTAL RETURN
------------------------------          ---------------------------
One Year                                            5.15%
Since Inception (January 1, 1996)                   4.92%


     The seven-day yield on the Portfolio's Institutional Shares as of December 31, 1998 was 4.67%. For current yield information, please call 1-800-926-4600.


     FEES AND EXPENSES. You should carefully consider fees and expenses when choosing a money market fund. As a shareholder, you pay the costs of operating a fund, plus any transaction costs associated with buying, selling and exchanging shares.

     Annual fund operating expenses are expenses that a money market fund pays to conduct its business, including investment advisory fees and the costs of maintaining shareholder accounts, administering the fund, providing shareholder services and other activities of the money market fund. Money market funds pay annual operating expenses out of their assets. Therefore operating expenses reduce your total return.

     The following table describes the fees and expenses that you may pay if you buy, hold, sell or exchange Institutional Shares of the Portfolio.


SHAREHOLDER FEES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT)
Sales Charge (Load) Imposed on Purchases and
  Reinvested Distributions                                             None
Redemption Fees(1)<F10>                                                None
Exchange Fee                                                          $5.00

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(2)<F11>

Management Fee                                                        0.20%
Distribution (12b-1) Fees                                              None
Other Expenses:
Administrative Service Fees                                 0.15%
Other Fees                                                  0.20%
Total Other Expenses                                                  0.35%
                                                                      -----
Annual Fund Operating Expenses                                        0.55%
                                                                      =====
----------------------

(1)<F10>We charge investors a wire redemption fee, which is currently $12.00 per wire. Also, there is a $10.00 service fee for redemptions of less than $250 made by check.

(2)<F11>The percentages expressing annual operating expenses are based on amounts actually incurred during the year ended December 31, 1998. During the year, the Advisor waived administrative fees. Giving effect to this waiver, "Administrative Fees," "Other Expenses" and "Annual Fund Operating Expenses" were 0.08%, 0.25% and 0.48%, respectively.
        The Advisor presently plans voluntarily to waive fees at a comparable level for the current fiscal year. However, this is a voluntary action which the Advisor may discontinue at any time.


     The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other money market funds.

     The example assumes that you invest $10,000 in Institutional Shares of Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example is for comparison purposes only. Actual returns and costs may be higher or lower.

         AFTER 1 YEAR     AFTER 3 YEARS     AFTER 5 YEARS   AFTER 10 YEARS
         ------------     -------------     -------------   ---------------
             $56              $176               $307            $689

     If you wish to review historical financial information about the Portfolio, please refer to the section of this Prospectus captioned "Financial Highlights."


                      INVESTMENT OBJECTIVES AND STRATEGIES

INVESTMENT OBJECTIVE

     The Portfolio seeks to provide investors with a high level of current income consistent with the stability of principal and the maintenance of liquidity.

INVESTMENT STRATEGIES

     To achieve its investment objective, the Portfolio invests in U.S. dollar-denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic branches and subsidiaries of foreign banks; repurchase agreements and high quality domestic commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest. In addition, the Portfolio may lend portfolio securities, enter into reverse repurchase agreements and, to a limited extent, invest in securities issued by foreign banks and corporations outside the United States.

     The Portfolio may invest more than 25% of its total assets in obligations of domestic branches of domestic banks.

     In buying and selling securities for the Portfolio, the Advisor complies with industry-standard requirements for money market funds regarding the quality, maturity and diversification of the fund's investments. The Advisor stresses maintaining a stable $1.00 share price, liquidity and income.

     The Board of Directors of Principal Preservation has established minimum credit standards governing the securities that the Portfolio may purchase.
Among other requirements, the Portfolio's securities must be rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (unless the instrument is rated by only one such rating agency, in which case a single rating is sufficient) or, if unrated, are determined by the Advisor to be of comparable quality under the Board of Directors' guidelines and procedures. The Portfolio will invest at least 95% of its total assets in securities rated in the highest category or, if unrated, determined by the Advisor to be of comparable quality. The rating organizations that rate the money market instruments in which the Portfolio may invest include Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc., and Thomson Bank Watch, Inc.

DESCRIPTION OF PRINCIPAL SECURITY TYPES

     Money Market securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Taxable money market securities include bank certificates of deposit, bank acceptances, bank time deposits, notes, commercial papers and U.S. Government securities.

     U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

     A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

INVESTMENT RISKS

      Many factors affect the Portfolio's performance. The Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the Advisor manages the Portfolio to maintain a stable $1.00 share price, there is no guarantee that it will be successful. For example, a major increase in short-term interest rates or a decrease in the credit quality of the issuer of one of the Portfolio's investments could cause the Portfolio's share price to decrease. It is important to note that neither the Portfolio's share prices nor its yield are guaranteed by the U.S. Government.

     The following factors may significantly affect the Portfolio's performance:

     Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services industry tend to be more sensitive to interest rate changes. Sometimes securities have new or novel features that are designed for specific market environments. If the structure of the security does not function as planned, the security could decline in value. Also, the behavior of these securities under various and changing market environments is not always well understood. Their values can decline unexpectedly.

     Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

     Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions all can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.


                                   MANAGEMENT

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc. ("ZAMI" or the "Advisor") is the investment Advisor for the Portfolio. In addition to the Portfolio, ZAMI privately manages numerous customer advisory accounts. On January 1, 1999, ZAMI managed approximately $1.3 billion in assets on a discretionary basis. B.C. Ziegler and Company ("Ziegler"), an affiliate of ZAMI, serves as distributor, accounting/pricing agent, transfer and dividend disbursing agent, administrative servicing agent and shareholder servicing agent for the Portfolio. Ziegler has been engaged in the underwriting of debt securities for approximately 80 years. Ziegler and ZAMI are each wholly-owned subsidiaries of The Ziegler Companies, Inc., a publicly owned financial services holding company. Ziegler and ZAMI are each headquartered at 215 North Main Street, West Bend, Wisconsin 53095.

     ZAMI provides the Portfolio with overall investment advisory services, and Ziegler provides administrative services and other back room operations. For 1998, the Portfolio paid $329,759 (or 0.20% of the Portfolio's average net assets) in advisory fees to ZAMI. ZAMI voluntarily reimbursed $102,246 in expenses (or 0.07% of the Portfolio's average net assets).


                               PURCHASING SHARES

GENERAL INFORMATION

     You may buy Institutional Shares through Ziegler and selected dealers. You also may purchase shares in connection with asset allocation programs, wrap free programs and other programs of services offered or administered by broker-dealers, investment advisors, financial institutions and certain other service providers, provided the program meets certain standards established from time to time by Ziegler.


MINIMUM PURCHASE AMOUNTS

     The Portfolio has established minimum amounts that you must invest to open an account initially, and to add to the account at later times. These minimum investment amounts help the Portfolio control its operating expenses. The Portfolio incurs certain fixed costs with the opening and maintaining of every account and the acceptance of every additional investment, regardless of the amount of the investment involved. If the Portfolio accepted and maintained numerous small shareholder accounts and small additional investments, its operating expense ratio would increase and its total return would decline. The table below shows the minimum initial investment amounts and additional investment amounts currently in effect for the Portfolio for Institutional
Shares:



                              MINIMUM INITIAL       MINIMUM ADDITIONAL
TYPE OF INVESTOR             INVESTMENT AMOUNT      INVESTMENT AMOUNT
----------------             -----------------      -----------------
Institutional Investors            $50,000                $100

METHODS FOR PURCHASING SHARES

     You must pay for shares of the Portfolio in U.S. dollars and your check must be drawn on a U.S. bank. Principal Preservation will not accept cash or traveler's checks. If your check does not clear, we will cancel your purchase and you will be responsible for any losses and any applicable fees. If you buy shares by any type of check, wire transfer or automatic investment purchase, and soon thereafter you decide to redeem your shares, we may postpone making your redemption payment for fifteen days or until your check has cleared, whichever is earlier. This does not limit your right to redeem shares. Rather, it operates to make sure that payment for the shares redeemed has been received by Principal Preservation.

     We consider your order for the purchase of shares to have been received when it is physically received by the Transfer Agent or the Distributor. The Portfolio pays annual transfer agent fees of $16.00 per shareholder account (subject to a monthly minimum fee of $200).

     If your purchase order is received prior to 12:00 noon (Eastern Time), we will invest it at the net asset value computed for the Portfolio on that day. If your order is received after 12:00 noon (Eastern Time), we will invest it at the net asset value determined for the Portfolio on the next business day.

     The following describes the different ways in which you may purchase shares and the procedures you must follow in doing so.

------------------------------------------------------------------------------------------------------------------------------------
METHOD                             TO OPEN A NEW ACCOUNT                             TO ADD TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL OR PERSONAL DELIVERY       1.Complete the Account Application included in    1.Complete the Additional Investment form
                                     this prospectus.                                  included with your account statement.
Personally deliver or send by                                                          Alternatively, you may write a note
First Class or Express Mail or     2.Make your check or money order payable to:        indicating your account number.
Private Delivery Service to:         "Principal Preservation."
                                                                                     2.Make your check payable to "Principal
Principal Preservation               Note: The amount of your purchase must meet       Preservation."
215 N. Main Street                   ----
West Bend WI 53095                   the applicable minimum initial investment       3.Personally deliver or mail the Additional
                                     account.See "Purchasing Shares - Minimum          Investment Form (or note) and your check
                                     Purchase Amounts."                                or money order.

                                   3.Personally deliver or mail the completed
                                     Account Application and your check or
                                     money order.
------------------------------------------------------------------------------------------------------------------------------------
WIRE                               Not Applicable                                    You may purchase shares by wire provided you
                                                                                     advise Principal Preservation in advance.  Wire
                                                                                     funds to M&I First National Bank, West Bend,
                                                                                     Wisconsin (ABA #75909576), for credit to the
                                                                                     account of Principal Preservation Account
                                                                                     number 692-343-7.

                                                                                     Wire purchase instructions must include the
                                                                                     name of the Portfolio, the Class of shares and
                                                                                     your account number.


                                REDEEMING SHARES

GENERAL INFORMATION

     You may redeem any or all of your shares as described below on any day Principal Preservation is open for business. The Portfolio redeems shares at net asset value. If your redemption order is received prior to 12:00 Noon (Eastern Time), the redemption will be at the net asset value calculated that day. If not, you will receive the net asset value calculated as of the next business day.

REDEMPTIONS

     The following table describes different ways that you may redeem your shares, and the steps you should follow.

METHOD                        STEPS TO FOLLOW
------                        ---------------

BY TELEPHONE                  You may use Principal Preservation's Telephone
1-800-826-4600                Redemption Privilege to redeem shares valued at
                              less than $50,000, unless you have notified the Transfer Agent of an address change within the preceding 30 days. The Transfer Agent will send redemption proceeds only to the shareholder of record at the address shown on the Transfer
                              Agent's records. However, if you have provided the Transfer Agent with a signature guarantee, the Transfer Agent will wire redemption proceeds to a predesignated bank account.

                              Unless you indicate otherwise on your account application, the Transfer Agent may accept redemption instructions received by telephone. The Telephone Redemption Privilege is not available for shares represented by stock certificates.

BY MAIL To redeem shares by mail, send the following information to the Transfer Agent:
Address to:
-----------                     o   A written request for redemption signed by
Principal Preservation              the registered owner(s) of the shares,
215 N. Main Street                  exactly as the account is registered,
West Bend WI 53095                  together with the shareholder's account
                                    number;

                                o The stock certificates for the shares being redeemed, if any;

                                o   Any required signature guarantees (see
                                    "Other Information About Redemptions"
                                    below); and

                                o   Any additional documents which might be
                                    required for redemptions by corporations, executors, administrators, trustees, guardians, or other similar entities.

                              The Transfer Agent will redeem shares when it has received all necessary documents. The Transfer Agent will notify you promptly if it cannot accept your redemption. The Transfer Agent cannot accept redemption requests that specify a particular date for redemption or which specify any special conditions.

CHECKWRITING                  Upon request, you will be provided with checks to
                              be drawn on the Portfolio ("Redemption Checks").
                              Redemption checks may be written for amounts up to $500,000. There is a $10.00 service fee for each check under $250.

RECEIVING REDEMPTION PROCEEDS

     You may request to receive your redemption proceeds by mail or wire. Follow the steps outlined below. The Transfer Agent will not send redemption proceeds until all payments for the shares being redeemed have cleared, which may take up to 15 days from the purchase date of the shares.

METHOD                        STEPS TO FOLLOW
------                        ---------------
BY MAIL                       The Transfer Agent mails checks for redemption
                              proceeds typically within one or two days, but not later than seven days, after it receives the request and all necessary documents. There is no charge for this service.

BY WIRE The Transfer Agent will normally wire redemption proceeds to your bank the next business day after receiving the redemption request and all necessary documents. The signatures on any written request for a wire redemption must be guaranteed. The Transfer Agent currently deducts a $12.00 wire charge from the redemption proceeds. This charge is subject to change. You will be responsible for any charges which your bank may make for receiving wires.

OTHER INFORMATION ABOUT REDEMPTIONS

     TELEPHONE REDEMPTIONS. By accepting the Telephone Redemption Privilege, you authorize Ziegler, as Principal Preservation's transfer agent (the "Transfer Agent"), to: (1) act upon the instruction of any person by telephone to redeem shares from the account for which such services have been authorized; and (2) honor any written instructions for a change of address if accompanied by a signature guarantee. You assume some risk for unauthorized transactions by accepting the Telephone Redemption Privilege. The Transfer Agent has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of various pieces of personal information and providing written confirmation of such transactions. If the Transfer Agent, Principal Preservation, or any of their employees fails to abide by these procedures, Principal Preservation may be liable to a shareholder for losses the shareholder suffers from any resulting unauthorized transaction(s). However, neither the Transfer Agent, Principal Preservation nor any of their employees will be liable for losses suffered by you which result from following telephone instructions reasonably believed to be genuine after verification pursuant to these procedures. This service may be changed, modified or terminated at any time. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.

     SIGNATURE GUARANTEES. To protect you, the Transfer Agent and Principal Preservation from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be sure that you are the person who has authorized a redemption from your account. We require signature guarantees for: (1) any redemptions by mail if the proceeds are to be paid to someone else or are to be sent to an address other than your address as shown on Principal Preservation's records; (2) any redemptions by mail or telephone which request that the proceeds be wired to a bank, unless you designated the bank as an authorized recipient of the wire on your account application or subsequent authorization form and such application or authorization includes a signature guarantee; (3) any redemptions by mail if the proceeds are to be sent to an address for the shareholder that has been changed within the past thirty (30) days; and (4) requests to transfer the registration of shares to another owner. Principal Preservation may waive these requirements in certain instances.

     The Transfer Agent will accept signature guarantees from all institutions which are eligible to provide them under federal or state law. Institutions which typically are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan associations and credit unions. A signature guarantee is not the same as a notarized signature.

     CHECKWRITING. When a redemption check is presented for payment, the Portfolio will redeem a sufficient number of full and fractional shares in your account as of the next determined net asset value to cover the check. You will continue to earn income dividends until a redemption check is presented for payment. To use this method of redemption, you must complete and return the Account Information Form, which is available from Principal Preservation.
Please do not attempt to use redemption checks to close your account. Principal Preservation may modify or terminate this privilege at any time.

     Unless otherwise authorized on the Account Information Form, redemption checks must be signed by all account owners. If the Portfolio receives written notice from any owner revoking another owner's authority to sign individually, the signatures of all account owners will be required for payment on any redemption check. Shares purchased by check may not be redeemed via redemption check until 15 days after funds for those shares have been received. You may not use checkwriting to redeem shares held in certificated form.

     The Portfolio may refuse to honor redemption checks whenever the right of redemption has been suspended, or if the account is otherwise impaired. A $10.00 service fee per check will be charged if (a) a redemption check for less than $250 is presented for payment, (b) the amount of a redemption check presented for payment exceeds the value of the investor's account, (c) a redemption check is presented that may not be cleared because it would require redemption of shares purchased by check within 15 days, or (d) a stop payment is requested.

     CLOSING SMALL ACCOUNTS. If you opened an account in the Prospect Hill Prime Money Market Fund prior to May 1, 1995 and transferred to the Portfolio in the Reorganization, and, due to redemption, your account drops below $500 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $1,000 or more. If your account was opened after May 1, 1995 and your account balance drops below $25,000 for three months or more, the Portfolio may redeem your shares and close your account, after giving 60 days' written notice, unless you make additional investments to bring the account value to $50,000 or more.

     SUSPENSION OF REDEMPTIONS. Principal Preservation may suspend the right to redeem shares of the Portfolio for any period during which: (1) the Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted; (2) there is an emergency as a result of which it is not reasonably practical for the Portfolio to sell its securities or to calculate the fair value of its net assets; or (3) the Securities and Exchange Commission may permit for the protection of the Portfolio's shareholders.

     REDEMPTIONS IN OTHER THAN CASH. It is possible that conditions may arise in the future which would, in the opinion of the Board of Directors of Principal Preservation, make it undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize the Portfolio to make redemption payments in securities or other property of the Portfolio. However, the Portfolio will redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Portfolio's net assets if that is less) in any 90-day period. If the Portfolio delivers any securities to you as payment of a redemption, we will value the securities at the same price assigned to them in computing the Portfolio's net asset value per share. You would incur brokerage costs when you sell any securities that the Portfolio distributes to you in this fashion.


                               OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE PER SHARE

     The Portfolio sells its shares at their net asset value per share. We determine the net asset value per share daily by adding up the total value of the Portfolio's investments and other assets and subtracting any of its liabilities, or debts, and then dividing by the number of outstanding shares of the Portfolio. For this purpose, the Portfolio values its securities at amortized cost in accordance with procedures set forth in Rule 2a-7 of the 1940 Act and policies and guidelines adopted by Principal Preservation's Board of Directors. The net asset value per share is calculated each business day, Monday through Friday, except on customary national business holidays which result in closing of the New York Stock Exchange (the "Exchange"). The calculation is as of 12:00 noon (Eastern Time) on each business day.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND REINVESTMENTS

     The Portfolio earns interest, dividends and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Portfolio may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gains distributions. Distributions you receive from the Portfolio consist primarily of dividends. The Portfolio normally declares dividends daily and pays them monthly. Dividends may be taken in cash or additional shares at net asset value. Unless you have elected in writing to the Transfer Agent to receive dividends and capital gain distributions in cash, the Portfolio automatically will reinvest your dividends in additional shares of the Portfolio.

     Capital gains distributions, if any, in the Portfolio will be declared annually and normally will be paid within 45 days after the end of the fiscal year.

TAX CONSEQUENCES

     Distributions you receive from the Portfolio are subject to federal income tax, and may also be subject to state or local taxes. The dividends that the Portfolio pays from its taxable net investment income and the distributions that the Portfolio makes from its net realized short-term capital gains generally will be taxable to you as ordinary income. This is true whether you elect to receive your dividends and distributions in cash or in additional shares of the Portfolio. The Portfolio does not expect that it will have any long-term capital gains, and thus does not contemplate paying distributions that would be taxable to you as long-term capital gains.

     The Portfolio will mail statements to shareholders annually regarding the tax status of its dividends and distributions, if any. You should consult your own tax adviser to assess the consequences of investing in the Portfolio under tax laws applicable to you. In particular, because the Portfolio invests a significant portion of its assets from time to time in U.S. Government securities, you should ascertain the status under state and local laws of dividends that the Portfolio pays to you which represent interest that the Portfolio earns on its U.S. Government securities.

     Any taxable distributions you receive from the Portfolio will normally be taxable to you when you receive them, regardless of your distribution option. However, distributions declared in December and paid in January each year are taxable as if paid on December 31 of the earlier year.


YEAR 2000 COMPLIANCE

     Many currently installed computer systems and software products used by businesses worldwide will need to be upgraded to accept four digit entries to distinguish 21st century dates from 20th century dates. Significant uncertainty exists concerning the potential costs and effectiveness of efforts to achieve "Year 2000" compliance, and the possible consequences of failure.

     Year 2000 issues potentially could affect the Portfolio in a number of ways. For example, the Portfolio relies on service providers for such critical daily operations as pricing (including both external pricing services that provide market quotes and the pricing agent that calculates the Portfolio's net asset value), custody, selection of portfolio securities, tracking of purchases and sales of portfolio securities in automated systems, transfer agent functions (including purchases and redemptions of Portfolio shares, opening and closing of shareholder accounts, calculating and recording automatic investments and dividend and capital gain reinvestment, etc.), and the like. The Year 2000 problem in an automated system used to provide these services could affect the ability of the service provider to render the service or could corrupt the integrity of the information generated and transactions recorded in the provision of these services. Such developments could materially impair the ability of the Portfolio to conduct day-to-day operations.

     Also, governmental agencies and private enterprises that issue or insure money market instruments owned by the Portfolio face Year 2000 risks. They could experience disruptions or failures of their own internal automated systems or those of the customers, vendors and service providers on which their businesses and day-to-day operations rely. These developments could adversely affect the price of such an issuer's securities and/or the ability of such an issuer to make interest and principal or dividend payments on its securities.
If a significant number of issuers of securities held by the Portfolio were to experience such difficulties, the value of the Portfolio's shares could decline.

     Principal Preservation is assessing its exposure from Year 2000 issues. Ziegler and Firstar Trust Company have assured Principal Preservation that they have taken reasonable steps designed to assure that the pricing, custodial and transfer agent services provide to the Portfolio will not be disrupted or otherwise affected by Year 2000 issues. These steps include extensive diagnosis of systems to identify Year 2000 problems, the correction and upgrading of the systems to eliminate those problems, and the testing of the corrections and upgrades to assure resolution of the problem. While those firms are incurring costs in these efforts, they have advised Principal Preservation that they do not anticipate that they will find it necessary to increase fees for their services solely to recover these costs.

     The Advisor has taken appropriate steps to consider how Year 2000 issues will affect its ability to render investment advisory and administrative services to the Portfolio, and to resolve those issues. Based on periodic reports that the Advisor makes to Principal Preservation's Board of Directors, the Board of Directors believes that the Advisor will achieve Year 2000 compliance sufficient to enable it to provide uninterrupted investment management and administrative services to the Portfolio through December 31, 1999 and beyond. The Advisor also has reported that it is considering Year 2000 readiness as a factor in determining which securities to purchase and sell for the Portfolio. In this regard, the Advisor relies on publicly available information, which may not be complete.

     Principal Preservation's Board of Directors and management will continue to monitor this situation, and will continue to receive periodic reports and updates on the progress being made by the Advisor and the Portfolio's other service providers. Despite the precautions being taken by the Board of Directors and the service providers of the Portfolio, because of the inherent uncertainty of the scope of the Year 2000 readiness issue worldwide (as evidenced by the various levels of severity and catastrophe that have been predicted by numerous "experts" and commentators), Principal Preservation can provide no absolute assurance that it and its service providers will be able to identify all Year 2000 compliance risk faced by the Portfolio, or that the measures they are taking to resolve those issues and the contingency plans they have put in place will succeed in allowing the Portfolio to conduct day-to-day operations across the change to the Year 2000 and to protect the Portfolio from potential economic loss.


                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 3 years. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Portfolio's financial statements, is included in the Annual Report to Shareholders. The Annual Report is available upon request.


                                                                           CASH RESERVE PORTFOLIO (INSTITUTIONAL SHARES)
                                                                           ---------------------------------------------
                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                               ------------------------------------
                                                                               1998            1997           1996
                                                                               ----            ----           ----
(Selected data for each Institutional Share of the
  Portfolio throughout the periods)
Net asset value,  beginning of period                                           $1.00          $1.00          $1.00
                                                                                -----          -----          -----
Income from  ivestment  oerations:
Net investment income                                                            0.05           0.05           0.05
Less distributions:
Dividends from net  investment income                                          (0.05)         (0.05)         (0.05)
Net asset value,  end of period                                                 $1.00          $1.00          $1.00
                                                                                =====          =====          =====
Total investment return(a)<F12>                                                 5.15%          5.21%          5.20%
Ratios/ supplemental data:
Net assets, end of period (nearest thousand)                                  $19,889        $33,057        $35,120
Ratio of net expenses to average net assets(b)<F13>                             0.48%          0.45%          0.34%
Capital Contributions                                                            -0-%          0.17%            -0-
Ratio of net investment income to average net assets(b)<F13>                    5.06%          5.10%          4.95%
--------------------


(a)<F12> During 1997, the Advisor made capital contributions to offset losses in securities. Without those capital contributions, the adjusted annualized total return would have been 5.04%.

(b)<F13> For the years ended December 31, 1998, 1997 and 1996, the Portfolio's adviser and administrator voluntarily waived a portion of their fees. Without these voluntary waivers and expense reimbursements, the annualized ratios of net investment income and expenses to average net assets would have been as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                               ------------------------------------
                                                                               1998            1997           1996
                                                                               ----            ----           ----
Ratio of expenses to average net assets                                         0.55%          0.54%          0.54%
Ratio of net investment income to average net assets                            4.99%          5.01%          4.75%

PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin 53095

INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin 53095

ADMINISTRATOR, DISTRIBUTOR, ACCOUNTING/PRICING AGENT, AND
TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

CUSTODIAN

     Firstar Trust Company
     777 East Wisconsin Avenue
     Milwaukee, WI 53202

COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                              FOR MORE INFORMATION


     If you have any questions about the Portfolio or would like more information, including a free copy of the Portfolio's Statement of Additional Information ("SAI"), or its Annual or Semi-Annual Reports, you may call or write Principal Preservation at:

          Principal Preservation Portfolios, Inc.
          215 North Main Street
          West Bend, Wisconsin 53095
          (800) 826-4600

     The SAI, which contains more information about the Portfolio, has been filed with the Securities and Exchange Commission ("SEC"), and is legally a part of this prospectus. The Annual and Semi-Annual Reports, also filed with the SEC, discuss market conditions and investment strategies that affected the Portfolio's performance during the prior fiscal year and six-month fiscal period, respectively.

     To view these documents, along with other related documents, you can visit the SEC's Internet website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1.800.SEC.0330. Additionally, copies of this information can be obtained, for a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

     Investment Company Act File No. 811-4401.


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 1999
PRINCIPAL PRESERVATION PORTFOLIOS, INC.
CASH RESERVE PORTFOLIO
CLASS X COMMON  STOCK (RETAIL SHARES)
CLASS Y COMMON STOCK  (INSTITUTIONAL SHARES)
215 North Main Street
West Bend, Wisconsin  53095
800-826-4600

     This Statement of Additional Information and the separate Prospectuses to which it relates describe the Class X Common Stock and Class Y Common Stock (referred to together as the "Classes") of the Principal Preservation Cash Reserve Portfolio (the "Portfolio"), one of several separate mutual fund portfolios within the Principal Preservation Portfolios, Inc. ("Principal Preservation") family of funds.

     The Portfolio seeks to obtain high current income consistent with stability of principal and the maintenance of liquidity.

     You may obtain separate Prospectuses for and buy shares of Class X and Class Y Common Stock of the Portfolio from B.C. Ziegler and Company ("Ziegler" or the "Distributor"), 215 North Main Street, West Bend, Wisconsin 53095, telephone 800-826-4600, or from Selected Dealers (see the relevant Prospectus dated May 1, 1999 for more complete information, including an account application.) This Statement of Additional Information is not a prospectus, and should be read in conjunction with the relevant Prospectus. This Statement of Additional Information provides details about the Portfolio that are not required to be included in the Prospectuses, and should be viewed as a supplement to, and not as a substitute for, the Prospectuses. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings ascribed to them in the relevant Prospectus.


                               TABLE OF CONTENTS

                                                                        PAGE


STATEMENT OF ADDITIONAL INFORMATION.......................................1

FUND HISTORY AND CAPITAL STOCK............................................3

INVESTMENT PROGRAM........................................................4

INVESTMENT RESTRICTIONS..................................................10

PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES...........................12

MANAGEMENT OF PRINCIPAL PRESERVATION.....................................13

PERFORMANCE INFORMATION..................................................21

DETERMINATION OF NET ASSET VALUE PER SHARE;
VALUATION OF SECURITIES; REDEMPTIONI IN KIND.............................22

PURCHASE OF SHARES.......................................................24

TAX STATUS...............................................................24

 RETAIL SHARE DISTRIBUTION EXPENSES......................................26

COUNSEL AND INDEPENDENT ACCOUNTANTS......................................28

EXPERTS..................................................................28

FINANCIAL STATEMENTS.....................................................29


APPENDIX................................................................A-1

                         FUND HISTORY AND CAPITAL STOCK

     Principal Preservation is a diversified, open-end, management investment company. It was organized in 1984 as a Maryland corporation. The Board of Directors of Principal Preservation may authorize the issuance of additional series and, within each series, individual classes, and may increase or decrease the number of shares in each series or class.

     Prior to January 1, 1996, the Cash Reserve Portfolio, which was established in 1993, and the Prospect Hill Prime Money Market Fund comprised the two spokes of a Hub and Spoke money market complex. The Cash Reserve Portfolio consisted of a single class of common stock and operated as a retail spoke of the money market complex. The Prospect Hill Prime Money Market Fund, which was operated as a separate series of Prospect Hill Trust, a series open-end management investment company organized as a Massachusetts business trust, was an institutional money market fund and served as the institutional spoke in the complex. In the Hub and Spoke structure, the Cash Reserve Portfolio and the Prospect Hill Prime Money Market Fund invested all of their investable assets in the Prime Money Market Portfolio, a series of The Prime Portfolios. Ziegler Asset Management, Inc., the Portfolio's current Advisor, managed the investment and reinvestment of the assets held in the Prime Money Market Portfolio.

     Effective January 1, 1996 the Portfolio was recapitalized with two classes of stock, Class X Common Stock (the "Retail Shares") and Class Y Common Stock (the "Institutional Shares"). At that time each outstanding share of Cash Reserve Portfolio's original class of common stock was redesignated (without otherwise affecting the rights and privileges appertaining thereto) as a share of Class X Common Stock, and shares of Class Y Common Stock were issued in exchange for the outstanding shares of the Prospect Hill Prime Money Market Fund.

     The authorized common stock of Principal Preservation consists of one billion shares, with a par value of $.001 per share. Shares of Principal Preservation are divided into nine mutual fund series, each with distinct investment objectives, policies and strategies. In addition to the Portfolio described in this Statement of Additional Information, Principal Preservation also offers shares of the Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Managed Growth Portfolio and the Wisconsin Tax-Exempt Portfolio through separate prospectuses. Each portfolio consists of 50 million shares, except for the Cash Reserve Portfolio, which consists of 400 million shares. The Tax-Exempt, Government and Wisconsin Tax-Exempt Portfolios offer only Class A (front-end load) shares. Shares of the S&P 100 Plus, Dividend Achievers, Select Value, PS Tech 100 Index and Managed Growth Portfolios are divided into two separate classes of 25 million shares each; namely, Class A shares and Class B (contingent deferred sales charge) shares. As noted above, shares of the Cash Reserve Portfolio are divided into two classes, Retail Shares and Institutional Shares. Each Class consists of 200 million shares.

     Each share of each series of Principal Preservation is entitled to one vote on each matter presented to shareholders. All shares of Principal Preservation vote together on any matter that affects all shareholders uniformly, such as the election of directors. On matters that affect an individual series (such as approval of advisory or sub-advisory contracts and changes in fundamental policies of that series) a separate vote of the shareholders of that series is required, and the matter must be approved by the requisite vote of the shareholders of that series. On matters that uniquely affect a particular class of shares within a series (such as an increase in 12b-1 fees for that class), the shareholders of that class vote separately on the matter and the matter must be approved by the requisite vote of the shareholders of that class. Shares of a series or class are not entitled to vote on any matter that does not affect the particular series or class.

     Each share of Cash Reserve is entitled to participate pro rata in any dividends or other distributions declared by the Board of Directors of Principal Preservation with respect to Cash Reserve, and all shares of Cash Reserve have equal rights in the event of a liquidation of Cash Reserve. Both Class X and Class Y Shares are redeemable at net asset value, at the option of the shareholder. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shares can be issued as full shares or fractions of shares. A fraction of a share has the same kind of rights and privileges within the class as full shares in that class. Shares do not have cumulative voting rights.

     The phrase "majority vote" of the outstanding shares of a class, Portfolio or Principal Preservation means the vote of the lesser of: (1) 67% of the shares of the class, Portfolio or Principal Preservation, as the case may be, present at the meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the class, Portfolio or Principal Preservation, as the case may be.

     As a Maryland corporation, Principal Preservation is not required to hold, and in the future does not plan to hold, annual shareholder meetings unless required by law or deemed appropriate by the Board of Directors. However, special meetings may be called for purposes such as electing or removing Directors, changing fundamental policies or approving an investment advisory contract.

                              INVESTMENT PROGRAM

     As described above and in the Prospectuses for the Retail Shares and Institutional Shares, the Portfolio is designed to provide investors with current income. The Portfolio is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

     The following information supplements and should be read in conjunction
     -----------------------------------------------------------------------
with the sections in the Prospectuses entitled "Investment, Risks and
---------------------------------------------------------------------
Performance Summary."
---------------------

     Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the Advisor carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. The Portfolio may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by
Section 3(a)(3) under the Securities Act of 1933, as amended (the "1933 Act"). Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. Such commercial paper generally can be readily traded in secondary trading markets among qualified institutional buyers without registration pursuant to the conditions of Rule 144A under the 1933 Act.

     The Portfolio also may invest in commercial paper in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the 1933 Act and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the paper, thus providing liquidity.

     The Advisor considers the legally restricted but readily saleable
Section 4(2) and Rule 144A paper to be liquid. However, pursuant to procedures approved by the Board of Directors of Principal Preservation, if a particular investment in Section 4(2) or Rule 144A paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities. The Advisor monitors the liquidity of the Portfolio's investments in Section 4(2) and Rule 144A paper on a continuous basis.

     Variable Rate and Floating Rate Demand Securities. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Advisor, on behalf of the Portfolio, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Portfolio. The Portfolio will not invest more than 10% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Unsecured Promissory Notes. The Portfolio also may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Portfolio's investment objective. The Notes purchased by the Portfolio will have remaining maturities of 13 months or less, must be deemed under policies adopted by the Board of Directors of Principal Preservation to present minimal credit risks and will meet the quality criteria set forth in the Prospectus under "Investment Policies." The Portfolio will invest no more than 10% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Portfolio cannot exercise the demand feature described above and as to which there is no secondary market). See "Investment Restrictions" below.

     Participation Interests. The Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Advisor must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Portfolio will not invest more than 10% of its net assets in participation interests that do not have this demand feature, and in other securities that are not readily marketable. See "Investment Restrictions" below.

     Lending of Portfolio Securities. To a limited extent, the Portfolio may lend its portfolio securities to brokers, dealers and other institutional investors, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For the purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. Such loans may not exceed 33 1/3% of the value of the Portfolio's total assets. From time to time, the Portfolio may return to the borrower and/or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Portfolio must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any interest or other distributions on the loaned securities, and any increase in market value; and (5) the Portfolio may pay only reasonable custodian fees in connection with the loan. These conditions may be subject to future modification.

     Foreign Securities. The Portfolio may invest no more than 5% of its total assets in foreign securities, including U.S. dollar-denominated obligations of foreign branches and subsidiaries of domestic banks and foreign banks, such as Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a foreign or domestic bank, and Canadian time deposits, which are essentially the same as ETDs except they are issued by branches of major Canadian banks; high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by foreign corporations, including Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer; and U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Advisor to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The Portfolio may be subject to investment risks with respect to foreign securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. In making foreign investments, therefore, the Portfolio will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income earned or received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio will reduce its net income available for distribution to its investors (e.g., the Retail Class). In selecting foreign securities, the
               ----
Advisor will consider available yields, and any applicable taxes. All such investments will be U.S. dollar denominated.

     Investments In Other Investment Companies. An investment by the Portfolio in other investment companies -- which is limited by fundamental investment restriction (13) below -- may cause the Portfolio to incur increased costs of administration and distribution expenses.

     Securities Rating Criteria. A description of the characteristics and criteria of the various securities ratings used by several nationally recognized securities rating organizations is included in Appendix A attached to this Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

     The following restrictions, which are a matter of "fundamental policy," may not be changed with respect to the Portfolio without the approval of a "majority of the outstanding voting securities" of the Portfolio, which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Portfolio, the lesser of (i) 67% or more of the outstanding voting securities of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Portfolio.

     As a matter of fundamental policy, the Portfolio may not:

     1.   Issue senior securities.

     2. Borrow money, except from banks or through repurchase agreements for temporary or emergency (not leveraging) purposes in an amount up to 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

     3.   Pledge, hypothecate, mortgage or otherwise encumber its assets, except
(i) to secure borrowings for temporary or emergency purposes and (ii) in connection with the purchase of securities on a forward commitment basis and the entry into reverse repurchase agreements or for similar transactions.

     4. Invest in puts, calls, straddles, spreads or any combination thereof if, by reason of such investment, the value of the Portfolio's investments in all such classes of securities would exceed 5% of the Portfolio's total assets.

     5.   Sell securities short or purchase securities on margin.

     6. Act as underwriter of securities of other issuers, except insofar as the Portfolio may be deemed an underwriter in connection with the disposition of a portfolio security.

     7. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable (which securities would include participation interests that are not subject to the demand feature described in the then-current Prospectus and floating and variable rate demand obligations as to which no secondary market exists and the Portfolio cannot exercise the demand feature described in the then-current Prospectus on not more than seven days' notice), if, in the aggregate, more than 10% of its net assets would be so invested. The Portfolio may not invest in time deposits maturing in more than seven days.

     8. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, except for any of the foregoing acquired as a result of ownership of another portfolio or security.

     9. Make short-term loans to others, except through the purchase of debt obligations and through repurchase agreements referred to in the Prospectus, and except that the Portfolio may lend its portfolio securities in an amount not to exceed 33a% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Directors.

     10. Invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the SEC, the Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

     11. Invest more than 25% of its assets in the securities of issuers in any industry other than banking, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     12.  Invest in companies for the purpose of exercising control.

     13. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the total assets of the Portfolio, as the case may be, to be invested in investment company securities, provided that:
(i) the Portfolio will not make any investment in the securities of any single investment company if, immediately after such investment, more than 3% of the outstanding voting securities of such investment company would be owned by the Portfolio, or more than 5% of the value of the total assets of the Portfolio, would be invested in such investment company; and (ii) no such restrictions shall apply to a purchase by the Portfolio of investment company securities as a part of a merger, consolidation, acquisition of assets or reorganization.

     14. Purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, or purchase equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Portfolio's aggregate investment in all classes of such securities will exceed 5% of its total assets.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

     Principal Preservation may make commitments more restrictive than the restrictions listed above so as to permit the sale of Portfolio shares in certain states. In the event that, once such a commitment is made, the state restrictions with respect to which the commitment was made are modified or repealed, Principal Preservation reserves the right to correspondingly modify or revoke the commitment; provided no such action on the part of Principal Preservation may result in an investment restriction that is less restrictive than restrictions 1-14 above. Should Principal Preservation determine that, once made, any such commitment is no longer in the best interests of Portfolio and its shareholders, Principal Preservation reserves the right to revoke the commitment by terminating the sale of Portfolio shares in the state involved.

                 PORTFOLIO TRANSACTIONS AND BROKERAGE PRACTICES

     Subject to the general supervision of the Directors, the Advisor is responsible for decisions to buy and sell securities for the Portfolio, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Portfolio also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Portfolio may also purchase certain money market instruments directly from an issuer, in which case no commission or discounts are paid.

     The Advisor currently serves as investment manager to a number of clients, and may in the future act as investment manager or advisor to others, including other registered investment companies. It is the practice of the Advisor to allocate purchase and sale transactions among the Portfolio and others whose assets it manages in such manner as it deems equitable. In making such allocations the Advisor considers the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and opinions of the persons responsible for managing the Portfolio and other client accounts.

     The Advisor gives primary consideration to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor assures that commissions are fair and reasonable, but does not necessarily seek the lowest possible commissions in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission could impede effective portfolio management and preclude the Portfolio and the Advisor from obtaining high quality execution and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transactions, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for the services is not ascertainable. In transactions effected with a dealer, acting as principal, who furnishes research services to the Advisor, the Advisor will not purchase securities for the Portfolio at a higher price, or sell securities at a lower price, than would be the case if the dealer had not furnished such services.

     In seeking to implement the Portfolio's policies, the Advisor effects transactions with those brokers and dealers whom the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Portfolio or the Advisor. Such services include, but are not limited to, information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investment, wire services, and appraisals or evaluation of portfolio securities.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Portfolio directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce its expenses, it is of indeterminable value and the Portfolio does not reduce the management fee it pays to the Advisor by any amount that may be attributable to the value of such services.

     During the last three years, the Portfolio paid no brokerage commissions.



                      MANAGEMENT OF PRINCIPAL PRESERVATION

     The Directors and officers of Principal Preservation and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Directors of Principal Preservation who are "interested persons" (as defined in the 1940 Act) of Principal Preservation. Unless otherwise indicated, the address of each Director and officer of Principal Preservation is 215 North Main Street, West Bend, Wisconsin 53095.


                                   POSITION WITH                                     PRINCIPAL
                                   PRINCIPAL                                         OCCUPATION DURING
NAME, AGE AND ADDRESS              PRESERVATION                                      PAST FIVE YEARS
---------------------              ------------                                      ----------------
Richard J. Glaisner, * 57          Director                                          Senior Managing Director - Ziegler Investment
                                                                                     Division, B.C. Ziegler and Company, since
                                                                                     January 1999; President and Chief Executive
                                                                                     Officer of GS2 Securities, Inc., a subsidiary
                                                                                     of The Ziegler Companies, Inc., from July 1997
                                                                                     to December 1998; from 1993 to 1997, President
                                                                                     and Chief Executive Officer of Glaisner,
                                                                                     Schilffarth, Grande & Schnoll, Ltd., an
                                                                                     investment management and investment banking
                                                                                     firm acquired by The Ziegler Companies, Inc. in
                                                                                     1997; prior thereto, Managing Director, Kidder
                                                                                     Peabody and Company in New York (investment
                                                                                     banking), and prior to that, Executive Vice
                                                                                     President, Kemper Securities Group (securities
                                                                                     brokerage and investment banking).

Robert J. Tuszynski,* 40           President and Director                            Senior Vice President, B.C. Ziegler and
                                                                                     Company, since 1996; prior thereto, Vice
                                                                                     President, Director of Mutual Funds, B.C.
                                                                                     Ziegler and Company from 1987 to 1996; Trustee,
                                                                                     Chairman of the Board and President, Prospect
                                                                                     Hill Trust and The Prime Portfolios (registered
                                                                                     investment companies) from 1994 to 1996.

Richard H. Aster, M.D., 68         Director                                          Since June, 1996, Senior Investigator and
8727 W. Watertown Plank Rd.                                                          Professor of Medicine, Medical College of
Milwaukee, WI 53226                                                                  Wisconsin; prior thereto, President and
                                                                                     Director of Research, The Blood Center of
                                                                                     Southeastern Wisconsin, Inc.

Augustine J. English, 69           Director                                          Retired; President, Tupperware North America
1724 Lake Roberts Court                                                              from 1990 to 1994 (manufacturing); prior to
Windermere, FL 34786                                                                 1990, President, The West Bend Company
                                                                                     (manufacturing), a division of Dart Industries,
                                                                                     a subsidiary of Premark International, Inc., of
                                                                                     which Mr. English was a Group Vice President.

Ralph J. Eckert, 70                Director                                          Chairman Emeritus and Director, Trustmark
2059 Keystone Ranch Road                                                             Insurance Cos. (Mutual Life Insurance Company)
Dillon, CO 80435                                                                     since April, 1997; from 1991 to 1997 Chairman,
                                                                                     Trustmark Insurance Cos.; prior to 1991,
                                                                                     Chairman, President and Chief Executive Officer
                                                                                     Trustmark Insurance Cos. since 1971; Trustee of
                                                                                     the Board of Pensions of the Evangelical
                                                                                     Lutheran Church in America from 1991 to 1997,
                                                                                     and Chairman of the Board from 1993 to 1997;
                                                                                     Trustee of the Board of Pensions for the
                                                                                     Lutheran Church of America from 1987 to 1989;
                                                                                     and Trustee of The Prime Portfolios (registered
                                                                                     investment company) from 1993 to 1996.

James L. Brendemuehl, 53           Senior Vice President - Sales                     Vice President - Mutual Funds, B.C. Ziegler and
                                                                                     Company, since 1995.

John H. Lauderdale, 33             Senior Vice President - Marketing                 Wholesaler, B.C. Ziegler and Company since
                                                                                     1991; prior thereto, Marketing Account
                                                                                     Executive, The Patten Company.

Franklin P. Ciano, 48              Chief Financial Officer and Treasurer             Manager of Principal Preservation Operations,
                                                                                     B.C. Ziegler and Company since 1996; prior
                                                                                     thereto, Vice President, Fixed Income
                                                                                     Department, Firstar Bank.

Marc J. Dion, 41                   Vice President                                    Vice President - Portfolio Manager and Chief
                                                                                     Investment Officer, Ziegler Asset Management,
                                                                                     Inc. since 1993; prior thereto, Vice President,
                                                                                     Ziegler Asset Management, Inc.

Kathleen Kain, 48                  Secretary                                         Administrative assistant to President of
                                                                                     Principal Preservation, B.C. Ziegler and
                                                                                     Company since 1999; prior thereto, Assistant
                                                                                     Secretary/ Treasurer, Regal Ware, Inc. (kitchen
                                                                                     wares manufacturer).


     Principal Preservation pays the compensation of the three Principal Preservation Directors who are not officers, directors or employees of Ziegler. They receive an annual fee of $12,000 and an additional $450 for each Board or Committee meeting attended. Principal Preservation may also retain consultants, who will be paid a fee, to provide the Board with advice and research on investment matters.

     The table below shows fees paid to Directors of Principal Preservation for the year ended December 31, 1998. Each series of Principal Preservation, including the Portfolio, pays a proportionate share of these expenses based on the ratio such series' total assets bear to the aggregate of the total assets of all nine series of Principal Preservation. Principal Preservation made no payments to its officers or directors who are affiliated with any investment advisor to Principal Preservation.


                                                                      PENSION OR
                                                                      RETIREMENT
                                                                   BENEFITS ACCRUED
      NAME OF PERSON AND                     AGGREGATE                AS PART OF                                TOTAL
        POSITION WITH                       COMPENSATION              PRINCIPAL           ESTIMATED          COMPENSATION
          PRINCIPAL                        FROM PRINCIPAL           PRESERVATION'S     ANNUAL BENEFITS      FROM PRINCIPAL
         PRESERVATION                       PRESERVATION               EXPENSES        UPON RETIREMENT       PRESERVATION
        -------------                      -------------               --------        ---------------      -------------
R. D. Ziegler,                                  -0-                      -0-                 -0-                 -0-
  President and
  Director(1)<F14>

Richard J. Glaisner,
  Director(2)<F15>

Robert J. Tuszynski,                            -0-                      -0-                 -0-                 -0-
 Vice President and
 Director

Richard H. Aster, M.D.                        $14,250                    -0-                 -0-               $14,250
 Director

Augustine J. English,                         $14,250                    -0-                 -0-               $14,250
 Director

Ralph J. Eckert,                              $14,250                    -0-                 -0-               $14,250
 Director

------------------------------

(1)<F14>Mr. Ziegler retired from his position as Director effective May 15, 1998.

(2)<F15>At a special meeting held on May 15, 1998, Mr. Glaisner was elected by shareholders as a Director to fill the vacancy created by Mr. Ziegler's retirement.


     The executive officers and Directors as a group (nine persons) owned beneficially, as of April 30, 1999, less than 1% of all outstanding shares of the Portfolio. This management group's beneficial ownership of shares of Principal Preservation as a whole also amounted to less than 1% of the outstanding shares. See also "Control Persons and Principal Holders of Securities."

INVESTMENT ADVISOR

     The Advisor, Ziegler Asset Management, Inc. ("ZAMI"), manages the assets of the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the investment policies described herein. Subject to such further policies as the Board of Directors may determine, the Advisor makes investment decisions for the Portfolio. The Advisor furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio.

     The Advisory Agreement provides that the Advisor may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of the Board of Directors, or by the Advisor on not more than 60 days nor less than 30 days written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

     For its services under the Advisory Agreement, the Advisor receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets. Pursuant to the Advisory Agreement, for the years ended December 31, 1996, 1997 and 1998, the Portfolio accrued investment advisory fees of $256,191, $278,005 and $329,759, respectively, of which $169,288 and $77,504 was waived voluntarily in 1996 and 1997, respectively.

     The Advisor's affiliate, B.C. Ziegler and Company ("Ziegler"), serves as the Portfolio's Administrative Services Agent, Accounting/Pricing Agent and Transfer and Dividend Disbursing Agent.

     As indicated in the table above, the following Directors and officers of Principal Preservation also serve as officers of either or both of ZAMI and
Ziegler: Richard J. Glaisner, a Director of Principal Preservation; Robert J. Tuszynski, President and a Director of Principal Preservation; James L. Brendemuehl, Senior Vice President - Sales of Principal Preservation; John H. Lauderdale, Senior Vice President - Marketing of Principal Preservation; Franklin P. Ciano, Chief Financial Officer and Treasurer of Principal Preservation; and Marc J. Dion, Vice President of Principal Preservation. No other or Director of Principal Preservation is an officer or Director of Ziegler, ZAMI or any of their affiliates.

ADMINISTRATIVE SERVICES

     Portfolio Administrative Services.  Ziegler provides certain administrative
     ---------------------------------
services to Principal Preservation, on behalf of the Portfolio, including:
(a) providing office space, equipment and clerical personnel necessary for maintaining the organization of Principal Preservation; (b) providing personnel to serve as directors, officers and employees of Principal Preservation to the extent requested by Principal Preservation and as permitted and appropriate under applicable laws and regulations; (c) supervising the overall administration of Principal Preservation, including negotiation of contracts and fees with, and the monitoring of performance and billings of, Principal Preservation's independent contractors or agents; (c) preparing and, if applicable, filing all documents required for compliance by Principal Preservation with applicable laws and regulations; (e) preparing agendas and supporting documents for and minutes of meetings of the Board of Directors of Principal Preservation and committees thereof and shareholders of the Portfolio; and (f) maintaining other books and records of Principal Preservation. Ziegler has agreed to provide these services pursuant to an Administrative Services Agreement.

     The Administrative Services Agreement provides that it will continue in effect from year to year, as long as approved at least annually by Principal Preservation's Board of Directors or by a vote of the outstanding voting securities of the Portfolio and in either case by a majority of the Directors who are not parties to the relevant Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60 days notice. The Agreement provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.

     For providing the services contemplated by the Administrative Services Agreement, Ziegler is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. Prior to May 1, 1999, ZAMI provided administrative services to the Portfolio under the terms of an administrative services agreement with terms substantively identical to those of the Ziegler Administrative Services Agreement. For the years ended December 31, 1996, 1997 and 1998, the Portfolio accrued administrative fees aggregating $192,145, $208,504 and $247,327, respectively. For those years, ZAMI reimbursed $95,339, $38,757 and $102,246, respectively, of this fee to the Portfolio.

     Accounting/Pricing Agreement.  Pursuant to the terms of an
     ----------------------------
Accounting/Pricing Agreement between Ziegler and Principal Preservation, Ziegler provides fund accounting and net asset value calculation services to the Portfolio. Under this Accounting/Pricing Agreement, Ziegler is entitled to compensation at a rate approved annually by the Board of Directors, plus reimbursement for reasonable out-of-pocket expenses. The Portfolio currently pays Ziegler a monthly fee at an annual rate of 0.04 of 1% on average daily net assets between $50 million and $100 million, 0.03 of 1% on the next $100 million, and 0.01 of 1% on average daily net assets in excess of $200 million, subject to a minimum annual fee of $15,000 and a maximum annual fee of $125,000. For the years ended December 31, 1996, 1997 and 1998, the Portfolio accrued fees under the Accounting/Pricing Agreement aggregating $43,596, $45,625 and $54,625, respectively.

     The services provided by Ziegler to the Portfolio under the Accounting/Pricing Agreement include daily calculation of net asset value per share, maintenance of original entry documents and books of record and general ledgers of the Portfolio, posting of cash receipts and disbursements, reconciliation of bank account balances on a monthly basis, recording purchases and sales based upon communications from the Portfolio's portfolio managers, and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Portfolio. The Accounting/Pricing Agreement provides that Ziegler may render fund accounting and pricing services to others, continues in effect from year to year if approved by a majority of the Board of Directors, terminates automatically if it is assigned, and may be terminated without penalty by a majority vote of the shareholders of the Portfolio. The Accounting/Pricing Agreement also provides that neither Ziegler nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Accounting/Pricing Agreement relates, except for loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its or their duties on behalf of the Portfolio or from reckless disregard by Ziegler or any of its personnel of the duties of Ziegler under the Accounting/Pricing Agreement. Ziegler's liability under the Accounting/ Pricing Agreement is limited in all events to one-year's fees received by Ziegler under the Accounting/Pricing Agreement.

CUSTODIAN SERVICES

     Firstar Trust Company serves as the Custodian of the Fund's assets, pursuant to a Custodian Servicing Agreement. The Custodian Servicing Agreement provides that Firstar Trust Company is entitled to receive an annual fee of 0.02% on the first $500 million of the net asset value and 0.015% of assets in excess of 500 million.

     Prior to March 31, 1998, the Fund served as custodian of its own assets (i.e., cash and securities). Pursuant to a Depository Contract, Ziegler, a registered broker-dealer and registered investment adviser, acted as Depository of the Fund's assets. For providing services as Depository to Cash Reserve, Ziegler was entitled to compensation at an annual rate of 0.055% on the first $50 million of Cash Reserve's average daily net assets, 0.035% on the next $150 million, 0.030% on the next $300 million, and 0.025% on average daily net assets in excess of $500 million, subject to a minimum annual fee of $15,000. For the years ended December 31, 1996 and 1997, the Portfolio incurred fees of $62,415 and $68,281, respectively, under the Depository Contract.

SHAREHOLDER SERVICES FOR RETAIL SHARES

     Ziegler has, and certain other brokers and financial institutions in the future may, enter into shareholder servicing agreements with Principal Preservation pursuant to which they provide shareholder services to the Portfolio. Under such agreements, the shareholder servicing Agents maintain shareholder accounts for Retail Shares of the Portfolio and perform the functions of transfer and dividend paying agents, among other services, with respect to such accounts. For providing these services, each Agent receives a fee at an annual rate of up to 0.25 of 1% of that portion of the Portfolio's average daily net assets allocated to Retail Shares owned by the customers of such Agent and held in the shareholder accounts maintained by the Agent. An Agent may impose additional service charges and fees on its customer's accounts. The Agent must invoice those charges and fees directly to the customer and may not deduct them from the customer's holdings in the Portfolio.

     Each shareholder servicing agreement continues in effect until terminated, and may be terminated by either party without cause on not less than 30 days nor more than 60 days prior notice. Each shareholder servicing agreement provides that the Agent thereunder shall be indemnified by Principal Preservation for any action taken or omitted by the Agent under the agreement except for, (a) the bad faith or negligence of the Agent, its officers, employees or agents, or (b) any breach of applicable law by the Agent, its officers, employees or agents, or (c) any action of the Agent, its officers, employees or agents which exceeds the legal authority of the Agent or its authority under its shareholder servicing agreement, or (d) any error or omission of the Agent, its officers, employees or agents with respect to the purchase, redemption and transfer of Shares of the Portfolio held in accounts serviced by the Agent or the Agent's verification or guarantee of any signature of a shareholder owning Retail Shares in such account.

     For the years ended December 31, 1996, 1997 and 1998, fees received by Ziegler with respect to the Retail Shares pursuant to the Shareholder Servicing Agreement totaled $223,602, $252,921 and $347,848 respectively.

TRANSFER AND DIVIDEND DISBURSING AGENT SERVICES

     For those Retail Share shareholder accounts that are not separately serviced by an Agent pursuant to the terms of a shareholder servicing agreement and for Institutional Shares, Ziegler provides transfer agent and dividend disbursing services pursuant to the terms of a Transfer and Dividend Disbursing Agency Agreement (the "Agency Agreement"). Under the terms of the Agency Agreement, Ziegler is entitled to reasonable compensation for its services and expenses as agreed upon from time to time between it and the Board of Directors of Principal Preservation. The rate of compensation agreed upon for these services is currently $16.00 per account for the Portfolio. The Portfolio also reimburses Ziegler for all out of pocket expenses incurred in providing such services. Ziegler also has the right to retain certain service charges as described from time to time in the current prospectus of Principal Preservation. The Agency Agreement will continue in effect until terminated, and may be terminated by either party without cause on 90 days prior written notice. The Agency Agreement provides that Ziegler shall be indemnified by and not be liable to Principal Preservation for any action taken or omitted by it under such agreement, except for liability for breach of its obligation to maintain all Principal Preservation records in absolute confidence.

     For the years ended December 31, 1996, 1997 and 1998, fees received by Ziegler pursuant to the Agency Agreement totaled $4,380, $2,480 and $7,780, respectively.

                            PERFORMANCE INFORMATION

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Portfolio account having a balance of one Retail Share or Institutional Share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change computed at the end of the period by the value of the account at the beginning of the period to obtain the base period return, and analyzing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Retail Shares or Institutional Shares purchased with dividends declared on the original Retail Share or Institutional Share and any such additional Retail Shares or Institutional Shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Portfolio's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The yield and the effective yield for the Portfolio's Retail Shares for the seven days ended December 31, 1998 was 4.31% and 4.40%, respectively. The yield and the effective yield for the Institutional Shares for the seven days ended December 31, 1998 was 4.67% and 4.78%, respectively.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments held by the Portfolio, portfolio maturity and operating expenses. An investor's principal in the Portfolio is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Portfolio's price per share is determined.

     From time to time, the Portfolio in its advertising and sales literature may refer to the growth of assets managed or administered by the Advisor over certain time periods.

     Comparative performance information may be used from time to time in advertising or marketing the Portfolio's Retail Shares and Institutional Shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Portfolio Report and other publications.

                  DETERMINATION OF NET ASSET VALUE PER SHARE;
                  VALUATION OF SECURITIES; REDEMPTION IN KIND

     The Prospectuses for the Classes discuss when the net asset value of the Portfolio is determined for purposes of sales and redemptions. The net asset value per share of the Portfolio is determined by subtracting the Portfolio's liabilities from the Portfolio's total assets and dividing the result by the total number of shares outstanding. The following is a description of the procedures used by the Portfolio in valuing its assets.

     The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

     The Portfolio's use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in securities determined by or under the supervision of the Board of Directors to be of high quality with minimal credit risks.

     Pursuant to the rule, the Board of Directors also has established procedures designed to allow the Portfolio to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Board of Directors, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

     The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations (or an appropriate substitute which reflects current market conditions) and such valuation based on amortized cost must be examined by the Board of Directors.
In the event the Board of Directors determines that a deviation exists that may result in material dilution or other unfair results to new or existing investors or existing shareholders, pursuant to the rule, the Board of Directors must cause the Portfolio to take such corrective action as the Board of Directors regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; or valuing the Portfolio's assets by using available market quotations.

     For the purpose of determining the deviation between the value of the Portfolio's assets based on available market quotations and such valuation based on amortized cost, if market quotations are not readily available, or if the securities are illiquid, the value of such portfolio securities will be determined in good faith by the Directors based upon calculations and findings made by the Advisor, and reviewed by the Directors. The Directors may consider that certain securities are securities for which market quotations are not readily available if the validity of the quotations received with respect to such securities appears to be questionable. Factors which the Directors might consider as indicating that the validity of market quotes is questionable include an inordinately large spread between bid and ask prices, or an in-ordinately small number of quotations indicating that there is only a thin market in the securities.

     Principal Preservation, on behalf of the Portfolio, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by Principal Preservation and valued as they are for purposes of computing the Portfolio's net asset value (a redemption in kind). If payment is made in securities, an investor may incur transaction expenses in converting these securities into cash.

     The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

     Each investor in the Portfolio may add to or reduce its investment in the Portfolio on each Business Day of the Portfolio. A "Business Day" is any day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no shares of the Portfolio are tendered for redemption and no order to purchase shares of the Portfolio is received) during which there is sufficient trading in money market instruments that the Portfolio's net asset value might be materially affected. As of 12:00 noon (New York time) on each such Business Day, net asset value for the Classes of shares will be computed by dividing the value of the Portfolio's total net assets by the total number of shares outstanding, including both Classes.

                               PURCHASE OF SHARES

     The Portfolio will not issue shares for consideration other than cash except in the case of a bona fide reorganization, statutory merger, or in certain other acquisition of securities in accordance with state securities laws, which: (1) meet the investment objectives and policies of the Portfolio;
(2) are acquired for investment and not for resale; (3) are not restricted securities; and (4) have a value which is readily ascertainable.

                                   TAX STATUS

     The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

     Each series of a series company, such as Principal Preservation, is treated as a single entity for Federal income tax purposes so that the net realized capital gains and losses of the various series in one fund are not combined. However, Retail Shares and Institutional Shares are treated as the same for tax purposes.

     The Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). In order to qualify as a regulated investment company, the Portfolio must satisfy a number of requirements. Among such requirements is the requirement that less than 30 percent of the Portfolio's gross income be derived from the sale or other disposition of securities held for less than three months. In determining these gross income requirements, a loss from the sale or other disposition of securities does not enter into the computation.

     The Portfolio will distribute substantially all of its net income and capital gains so as to avoid any federal income tax to it. Although Principal Preservation expects the Portfolio to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Portfolio would reduce the amount of income and gains available for distribution to its shareholders.

     While the Portfolio does not expect to realize net long-term capital gains, any such gains realized will be distributed annually as described in the Portfolio's Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's prior taxable year.

     Dividends and other distributions paid to individuals and other non-exempt payees are subject to a 31% backup federal withholding tax if the Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding or if the Portfolio is notified that the shareholder has under-reported income in the past. In addition, such backup withholding tax will apply to the proceeds of redemption or repurchase of shares from a shareholder account for which the correct taxpayer identification number has not been furnished. For most indi-vidual taxpayers, the taxpayer identification number is the social security number. An investor may furnish the Agent with such number and the required certifications by completing and sending the Agent either the Account Application form attached to the relevant Prospectus or IRS Form W-9.

     Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares will not be deductible for Federal income tax purposes.

     If a shareholder exchanges shares of one Principal Preservation portfolio for shares of another, the shareholder will recognize gain or loss for federal income tax purposes. That gain or loss will be measured by the difference between the shareholder's basis in the shares exchanged and the value of the shares acquired.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of April 30, 1999, no person was known to be the "beneficial owner" (determined in accordance with Rule 13d-3 under the Securities Exchange Act of 1934) of more than 5% of the outstanding shares of the Portfolio, except the following:


NAME AND                                                 PERCENT OF ALL
ADDRESS OF SHAREHOLDER          NUMBER OF SHARES        OUTSTANDING SHARES
----------------------         -----------------        ------------------
                            RETAIL       INSTITUTIONAL
                            -------      -------------
M&I First National Bank                  15,870,528            9.6%
321 North Main Street
P. O. Box 1980
West Bend, WI 53095

Marshall & Ilsley Trust Company           3,121,276            1.9%
c/o Mamil & Co.
1000 Water Street
Milwaukee, WI  53202


Pershing (As Agent -     143,520,762                           86.6%
Omnibus Account)
f/b/o BCZ Customers
ProCash - 15th Floor
One Pershing Plaza
Jersey City, NJ   07399-0002


                       RETAIL SHARE DISTRIBUTION EXPENSES

     Principal Preservation's Distribution Plan (the "Plan") is its written plan contemplated by Rule 12b-1 (the "Rule") under the Act.

     The Plan authorizes Ziegler, as the "Distributor" of the Portfolio's Retail Shares, to make certain payments to any qualified recipient, as defined in the Plan, that has rendered assistance in the distribution of the Portfolio's Retail Shares (such as sale or placement of the Portfolio's Retail Shares, or administrative assistance, such as maintenance of sub-accounting or other records). Qualified recipients may include Selected Dealers, banks and other financial institutions. The Plan also authorizes the Distributor to purchase advertising for Retail Shares of the Portfolio, to pay for sales literature and other promotional material, and to make payments to its sales personnel. Any such payments to qualified recipients or expenses will be reimbursed or paid by the Portfolio, up to a limit of 0.15 of 1% of the average net assets allocated to its Retail Shares. The Distributor bears its expenses of distribution above the foregoing amounts. No reimbursement or payment may be made for expenses of past fiscal years or in contemplation of expenses for future fiscal years under the Plan.

     The Plan states that if and to the extent that any of the payments by Principal Preservation listed below are considered to be "primarily intended to result in the sale of shares" issued by Principal Preservation within the meaning of the Rule, such payments by Principal Preservation are authorized without limit under the Plan and shall not be included in the limitations contained in the Plan: (a) the costs of the preparation, printing and mailing of all required reports and notices to shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of Principal Preservation or other funds or other investments; (b) the costs of preparing, printing and mailing of all prospec-tuses to shareholders; (c) the costs of preparing, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of Principal Preservation's shares; (d) all legal and accounting fees relating to the preparation of any such reports, prospectuses, proxies and proxy statements;
(e) all fees and expenses relating to the qualification of the funds and or their shares under the securities or "Blue Sky" laws of any jurisdiction; (f) all fees under the Act and the Securities Act of 1933, including fees in connection with any application for exemption relating to or directed toward the sale of Principal Preservation's shares; (g) all fees and assessments of the Investment Company Institute or any successor organization or industry association irrespective of whether some of its activities are designed to provide sales assistance; (h) all costs of preparing and mailing confirmations of shares sold or redeemed or share certificates and reports of share balances; and (i) all costs of responding to telephone or mail inquiries of shareholders.

     The Plan also states that it is recognized that the costs of distribution of Principal Preservation's shares are expected to exceed the sum of permitted payments, permitted expenses, and the portion of the sales charge retained by the Distributor, and that the profits, if any, of Principal Preservation's investment advisors are dependent primarily on the advisory fees paid to them. If and to the extent that any investment advisory fees paid by Principal Preservation might, in view of any excess distribution costs, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by Principal Preservation, the payment of such fees is authorized under the Plan. The Plan states that in taking any action contemplated by Section 15 of the Act as to any investment advisory contract to which Principal Preservation is a party, the Board of Directors including its Directors who are not "interested persons" as defined in the Act, and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("Qualified Directors"), shall, in acting on the terms of any such contract, apply the "fiduciary duty" standard contained in Sections 36(a) and (b) of the Act.

     Under the Plan, Principal Preservation is obligated to pay distribution fees only to the extent of expenses actually incurred by the Distributor for the current year, and thus there will be no carryover expenses from the previous years. The Plan permits the Distributor to pay a portion of the distribution fee to authorized broker dealers, which may include banks or other financial institutions, and to make payments to such persons based on either or both of the following: (a) as reimbursement for direct expenses incurred in the course of distributing Principal Preservation shares or providing administrative assistance to Principal Preservation or its shareholders, including, but not limited to, advertising, printing and mailing promotional material, telephone calls and lines, computer terminals and personnel (including commissions and other compensation paid to such personnel); and/or (b) at a specified percentage of the average value of certain qualifying accounts of customers of such persons.

     The Plan requires that while it is in effect the Distributor shall report in writing at least quarterly to the Directors, and the Directors shall review, the following: (a) the amounts of all payments, the identity of recipients of each such payment, the basis on which each such recipient was chosen and the basis on which the amount of the payment was made; (b) the amounts of expenses and the purpose of each such expense; and (c) all costs of the other payments specified in the Plan (making estimates of such costs where necessary or desirable) in each case during the preceding calendar or fiscal quarter.

     The Plan will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Directors and by a majority of those Directors who are not interested persons of Principal Preservation cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time without penalty by a vote of a majority of those Directors who are not interested persons of Principal Preservation or by the vote of the holders of a majority of the outstanding voting securities of Principal Preservation, and, with respect to any Principal Preservation portfolio or with respect to the Portfolio's Retail Shares, by the vote of a majority of the outstanding shares of such portfolio or of the outstanding Retail Shares, as the case may be. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval. While the Plan is in effect, the selection and nomination of those Directors who are not interested persons of Principal Preservation is committed to the discretion of such disinterested Directors. Nothing in the Plan will prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Directors.

     The table below reflects distribution fees paid by the Portfolio pursuant to the Plan and the amount retained by the Distributor for the periods indicated:



                          RULE 12B-1 DISTRIBUTION FEES
                          ----------------------------
                               TOTAL FEE PAID TO       AMOUNT RETAINED
PERIOD                            DISTRIBUTOR           BY DISTRIBUTOR
------                            -----------           --------------
Fiscal year ended
December 31, 1996                   $134,161               $133,525

Fiscal year ended
December 31, 1997                   $155,053               $154,048

Fiscal year ended
December 31, 1998                   $208,719               $208,052


                      COUNSEL AND INDEPENDENT ACCOUNTANTS

     Quarles & Brady LLP, as counsel for Principal Preservation, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of common stock being sold pursuant to the relevant Prospectus. Arthur Andersen LLP, independent accountants, are the auditors of the Portfolio.


                                    EXPERTS

     The audited financial statements of the Portfolio incorporated by reference into the Portfolio's Prospectuses and this Statement of Additional Information have been so incorporated in reliance on the report of Arthur Andersen LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing in giving said report.

                              FINANCIAL STATEMENTS

     The following audited financial statements and footnotes thereto of Principal Preservation Cash Reserve Portfolio, together with the Report of the Independent Accountants thereon, are incorporated herein by reference from the Portfolio's 1998 Annual Report to Shareholders.

      (1) Statement of Assets and Liabilities for the Portfolio as of December 31, 1998.

      (2) Statement of Operations for the Portfolio for the year ended December 31, 1998.

      (3) Statements of Changes in Net Assets for the Portfolio for the years ended December 31, 1997 and 1998.

      (4) Schedule of Investments of the Portfolio as of December 31, 1998.

      (5) Notes to Financial Statements.

     A copy of the Portfolio's 1998 Annual Report to Shareholders may be obtained free of charge from Ziegler upon request.

                                    APPENDIX

     A description of the two highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch") now follows.

COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior ability for repayment of senior short-term debt obligations, and Prime-1 repayment ability will often be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial paper rating assigned by Fitch. Paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. The rating F-2 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

     The rating Duff 1+ is the highest commercial paper rating assigned by Duff. Paper rated Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Paper rated Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     The designation A1 by IBCA indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated Al+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. A rating of TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. Obligations rated TBW-2 are in the second-highest category, indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

BOND AND LONG-TERM RATINGS

     Bonds rated AAA have the highest rating assigned by S&P and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and differ from the higher rated issues only in small degree. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds. Bonds rated Aa are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

     Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated AA may be modified by the addition of a plus or minus sign to show relative standing in the category.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations rated AA by IBCA have a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. A plus or minus may be appended to a rating to denote relative status within major rating categories.

     IBCA also assigns a rating to certain international and U.S. banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company and operating subsidiaries. Long-term debt obligations rated in AAA, the highest category, indicate that the ability to repay principal and interest on a timely basis is very high. A rating of AA, BankWatch's second-highest category, indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. BankWatch also assigns, in the case of foreign banks, a country rating ranging from I through V, which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

PRINCIPAL PRESERVATION PORTFOLIOS, INC.

     215 North Main Street
     West Bend, Wisconsin  53095


INVESTMENT ADVISOR

     Ziegler Asset Management, Inc.
     215 North Main Street
     West Bend, Wisconsin  53095


DISTRIBUTOR, PORTFOLIO ADMINISTRATOR,
ACCOUNTING/PRICING AGENT,
SHAREHOLDER SERVICING AGENT AND
TRANSFER AND DIVIDEND DISBURSING AGENT

     B.C. Ziegler and Company
     215 North Main Street
     West Bend, Wisconsin 53095

CUSTODIAN

     Firstar Trust Company
     777 East Wisconsin Avenue
     Milwaukee, WI  53202

LEGAL COUNSEL

     Quarles & Brady LLP
     411 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202


INDEPENDENT ACCOUNTANTS

     Arthur Andersen LLP
     100 East Wisconsin Avenue
     Milwaukee, Wisconsin 53202

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                             CASH RESERVE PORTFOLIO

                      CLASS X COMMON STOCK (RETAIL SHARES)

                  CLASS Y COMMON STOCK (INSTITUTIONAL SHARES)

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                                  MAY 1, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

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